UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2016

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
23	QuantShares U.S. Market Neutral Anti-Beta Fund
30	QuantShares Hedged Dividend Income Fund
35	Statements of Assets and Liabilities
36	Statements of Operations
37	Statements of Changes in Net Assets
40	Financial Highlights
42	Notes to Financial Statements
54	Expense Examples
56	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones', CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Momentum Index and sells short at least 80% of the short positions in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	88%
Equity Securities Short Positions	-86%
Swap Agreements Long Positions	13%
Swap Agreements Short Positions	-16%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Digital Realty Trust, Inc.	0.5%
NuVasive, Inc.	0.5%
Comerica, Inc.	0.5%
Jack in the Box, Inc.	0.5%
Pinnacle Foods, Inc.	0.5%
B&G Foods, Inc.	0.5%
Prologis, Inc.	0.5%
Vail Resorts, Inc.	0.5%
Bank of Hawaii Corp.	0.5%
Regions Financial Corp.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
Lennar Corp.	-0.5%
Autoliv, Inc.	-0.5%
Robert Half International, Inc.	-0.5%
Columbia Property Trust, Inc.	-0.5%
H&R Block, Inc.	-0.5%
LifePoint Health, Inc.	-0.5%
Ionis Pharmaceuticals, Inc.	-0.5%
Bank of the Ozarks, Inc.	-0.5%
CBRE Group, Inc.	-0.5%
athenahealth, Inc.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	13.79%	-15.90%
Consumer Staples	5.09%	-3.96%
Energy	6.43%	-5.52%
Financials	19.17%	-12.13%
Health Care	10.18%	-12.54%
Industrials	13.39%	-8.00%
Information Technology	13.99%	-16.78%
Materials	5.89%	-7.06%
Real Estate	6.04%	-12.70%
Telecommunication Services	1.03%	-0.95%
Utilities	5.00%	-4.47%

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

QuantShares U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Value Index and sells short at least 80% of the short positions in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	86%
Equity Securities Short Positions	-87%
Swap Agreements Long Positions	14%
Swap Agreements Short Positions	-13%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
MGIC Investment Corp.	0.5%
ManpowerGroup, Inc.	0.5%
Norfolk Southern Corp.	0.5%
AutoNation, Inc.	0.5%
Unum Group	0.5%
Capital One Financial Corp.	0.5%
PBF Energy, Inc.	0.5%
Autoliv, Inc.	0.5%
Signet Jewelers Ltd.	0.5%
International Paper Co.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
athenahealth, Inc.	-0.5%
Choice Hotels International, Inc.	-0.5%
Extra Space Storage, Inc.	-0.5%
Ionis Pharmaceuticals, Inc.	-0.5%
Yelp, Inc.	-0.5%
CubeSmart	-0.5%
Jack in the Box, Inc.	-0.5%
Core Laboratories NV	-0.5%
Pandora Media, Inc.	-0.5%
Apartment Investment & Management Co.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	14.83%	-13.34%
Consumer Staples	3.56%	-6.52%
Energy	5.62%	-6.01%
Financials	24.30%	-4.94%
Health Care	9.38%	-10.51%
Industrials	15.53%	-12.84%
Information Technology	13.85%	-16.95%
Materials	6.32%	-4.91%
Real Estate	0.51%	-18.40%
Telecommunication Services	0.99%	-1.01%
Utilities	5.12%	-4.57%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

QuantShares U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Size Index and sells short at least 80% of the short positions in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	85%
Equity Securities Short Positions	-83%
Swap Agreements Long Positions	16%
Swap Agreements Short Positions	-17%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Cypress Semiconductor Corp.	0.5%
PAREXEL International Corp.	0.5%
ProAssurance Corp.	0.5%
Sensient Technologies Corp.	0.5%
MB Financial, Inc.	0.5%
Generac Holdings, Inc.	0.5%
Lancaster Colony Corp.	0.5%
Deluxe Corp.	0.5%
Outfront Media, Inc.	0.5%
Cree, Inc.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
Republic Services, Inc.	-0.5%
ConocoPhillips	-0.5%
Automatic Data Processing, Inc.	-0.5%
U.S. Bancorp	-0.5%
Equinix, Inc.	-0.5%
Eli Lilly & Co.	-0.5%
PACCAR, Inc.	-0.5%
International Business Machines Corp.	-0.5%
Anadarko Petroleum Corp.	-0.4%
Broadcom Ltd.	-0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	16.75%	-10.36%
Consumer Staples	3.96%	-9.82%
Energy	5.95%	-6.55%
Financials	13.64%	-16.39%
Health Care	9.51%	-10.35%
Industrials	14.07%	-12.66%
Information Technology	15.91%	-16.96%
Materials	5.01%	-5.43%
Real Estate	9.71%	-6.05%
Telecommunication Services	0.99%	-1.01%
Utilities	4.49%	-4.43%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Anti-Beta Index and sells short at least 80% of the short positions in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	90%
Equity Securities Short Positions	-89%
Swap Agreements Long Positions	10%
Swap Agreements Short Positions	-11%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
AutoZone, Inc.	0.5%
Chipotle Mexican Grill, Inc.	0.5%
Teleflex, Inc.	0.5%
Panera Bread Co.	0.5%
Cracker Barrel Old Country Store, Inc.	0.5%
Mid-America Apartment Communities, Inc.	0.5%
Pioneer Natural Resources Co.	0.5%
Lockheed Martin Corp.	0.5%
Spirit Realty Capital, Inc.	0.5%
RenaissanceRe Holdings Ltd.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
BioMarin Pharmaceutical, Inc.	-0.5%
WABCO Holdings, Inc.	-0.5%
Neurocrine Biosciences, Inc.	-0.5%
Jones Lang LaSalle, Inc.	-0.5%
TESARO, Inc.	-0.5%
Ameriprise Financial, Inc.	-0.5%
Alaska Air Group, Inc.	-0.5%
United Rentals, Inc.	-0.5%
Mallinckrodt plc	-0.5%
Moody's Corp.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	9.55%	-17.00%
Consumer Staples	12.49%	-1.00%
Energy	5.51%	-6.49%
Financials	6.95%	-22.48%
Health Care	9.52%	-9.04%
Industrials	11.00%	-15.01%
Information Technology	14.52%	-16.49%
Materials	6.49%	-4.50%
Real Estate	17.51%	-2.51%
Telecommunication Services	1.50%	-1.00%
Utilities	4.97%	-4.48%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

QuantShares Hedged Dividend Income Fund (DIVA)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target High Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target High Dividend Index and sells short at least 80% of the short positions in the Target High Dividend Index. The Target High Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	84%
Equity Securities Short Positions	-49%
Master Limited Partnership Long Positions	14%
Master Limited Partnership Short Positions	— %#

# Amount represents less than -0.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Energy Transfer Partners LP	1.0%
Great Plains Energy, Inc.	1.0%
Helmerich & Payne, Inc.	1.0%
Buckeye Partners LP	1.0%
B&G Foods, Inc.	1.0%
Reynolds American, Inc.	1.0%
Enbridge Energy Partners LP	1.0%
Cypress Semiconductor Corp.	1.0%
W.P. Carey, Inc.	1.0%
Sunoco Logistics Partners LP	1.0%

Largest Equity Holdings — Short

Company	% of Net Assets
Level 3 Communications, Inc.	-0.5%
SBA Communications Corp.	-0.5%
Telephone & Data Systems, Inc.	-0.5%
Zayo Group Holdings, Inc.	-0.5%
NextEra Energy, Inc.	-0.4%
Edison International	-0.4%
DTE Energy Co.	-0.4%
Sempra Energy	-0.4%
Southwest Gas Corp.	-0.4%
IDACORP, Inc.	-0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	11.01%	-10.95%
Consumer Staples	6.02%	-6.04%
Energy	23.06%	-23.06%
Financials	9.98%	-21.91%
Health Care	2.01%	-2.02%
Industrials	3.97%	-4.02%
Information Technology	2.01%	-2.02%
Materials	3.01%	-2.99%
Real Estate	14.98%	-3.02%
Telecommunication Services	4.00%	-4.00%
Utilities	19.94%	-19.97%

v

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FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 87.5%
Common Stocks – 87.5%
Aerospace & Defense – 0.9%
Curtiss-Wright Corp.(a)	100	$9,836
Huntington Ingalls Industries, Inc.(a)	56	10,315
		20,151
Air Freight & Logistics – 0.4%
XPO Logistics, Inc.*	220	9,495
Airlines – 0.5%
Spirit Airlines, Inc.*(a)	178	10,299
Auto Components – 0.9%
Gentex Corp.	500	9,845
Tenneco, Inc.*	158	9,870
		19,715
Automobiles – 0.9%
Harley-Davidson, Inc.(a)	164	9,568
Thor Industries, Inc.	98	9,805
		19,373
Banks – 10.2%
Bank of Hawaii Corp.(a)	120	10,643
BOK Financial Corp.	118	9,799
Comerica, Inc.(a)	158	10,761
Commerce Bancshares, Inc.(a)	182	10,521
Cullen/Frost Bankers, Inc.	112	9,882
Fifth Third Bancorp(a)	384	10,356
First Horizon National Corp.	492	9,845
First Republic Bank	108	9,951
Fulton Financial Corp.(a)	560	10,528
Hancock Holding Co.(a)	242	10,430
IBERIABANK Corp.(a)	120	10,050
KeyCorp(a)	578	10,560
MB Financial, Inc.(a)	208	9,824
Popular, Inc.(a)	224	9,816
Prosperity Bancshares, Inc.	138	9,906
Regions Financial Corp.(a)	738	10,598
SVB Financial Group*	58	9,956
TCF Financial Corp.	502	9,834
Texas Capital Bancshares, Inc.*	126	9,878
UMB Financial Corp.	132	10,180
Webster Financial Corp.	180	9,770
Wintrust Financial Corp.	136	9,870
Zions Bancorp	228	9,813
		232,771
Biotechnology – 0.9%
Seattle Genetics, Inc.*(a)	188	9,921
TESARO, Inc.*	74	9,951
		19,872

Investments	Number of Shares	Value
Capital Markets – 0.8%
MarketAxess Holdings, Inc.(a)	60	$8,815
Morgan Stanley	234	9,887
		18,702
Chemicals – 0.8%
Albemarle Corp.(a)	114	9,813
Chemours Co. (The)(a)	404	8,924
		18,737
Commercial Services & Supplies – 0.4%
Copart, Inc.*(a)	182	10,085
Communications Equipment – 1.3%
F5 Networks, Inc.*	68	9,841
Finisar Corp.*(a)	304	9,202
InterDigital, Inc.(a)	108	9,866
		28,909
Construction & Engineering – 1.3%
EMCOR Group, Inc.(a)	142	10,048
Jacobs Engineering Group, Inc.*(a)	158	9,006
Quanta Services, Inc.*(a)	292	10,176
		29,230
Construction Materials – 0.9%
Eagle Materials, Inc.	100	9,853
Martin Marietta Materials, Inc.(a)	46	10,190
		20,043
Consumer Finance – 1.3%
Discover Financial Services	136	9,804
Navient Corp.(a)	576	9,464
SLM Corp.*	892	9,830
		29,098
Containers & Packaging – 1.3%
Berry Plastics Group, Inc.*(a)	200	9,746
Packaging Corp. of America(a)	118	10,009
Sonoco Products Co.	184	9,697
		29,452
Distributors – 0.4%
Pool Corp.(a)	94	9,808
Diversified Consumer Services – 0.4%
Grand Canyon Education, Inc.*	170	9,937
Diversified Financial Services – 0.4%
Leucadia National Corp.	424	9,858
Diversified Telecommunication Services – 0.4%
AT&T, Inc.	232	9,867
Electric Utilities – 0.9%
ALLETE, Inc.(a)	160	10,271
Exelon Corp.	278	9,866
		20,137

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Electronic Equipment, Instruments & Components – 2.7%
Belden, Inc.	132	$9,870
Cognex Corp.(a)	166	10,561
Corning, Inc.(a)	414	10,048
Dolby Laboratories, Inc., Class A(a)	222	10,032
Littelfuse, Inc.(a)	68	10,320
Trimble, Inc.*	328	9,889
		60,720
Energy Equipment & Services – 1.3%
Nabors Industries Ltd.(a)	612	10,037
Patterson-UTI Energy, Inc.(a)	368	9,907
US Silica Holdings, Inc.	174	9,862
		29,806
Equity Real Estate Investment Trusts (REITs) – 5.3%
Communications Sales & Leasing, Inc.(a)	358	9,097
Corporate Office Properties Trust(a)	316	9,865
DCT Industrial Trust, Inc.(a)	220	10,534
Digital Realty Trust, Inc.(a)	110	10,809
DuPont Fabros Technology, Inc.(a)	226	9,928
EPR Properties(a)	132	9,474
First Industrial Realty Trust, Inc.(a)	352	9,873
Lexington Realty Trust(a)	916	9,893
Liberty Property Trust(a)	258	10,191
National Health Investors, Inc.(a)	140	10,384
Prologis, Inc.(a)	202	10,663
Senior Housing Properties Trust	496	9,389
		120,100
Food & Staples Retailing – 0.5%
Sysco Corp.	186	10,299
Food Products – 2.3%
Archer-Daniels-Midland Co.(a)	230	10,499
B&G Foods, Inc.(a)	244	10,687
Ingredion, Inc.(a)	82	10,247
Lancaster Colony Corp.(a)	72	10,180
Pinnacle Foods, Inc.(a)	200	10,690
		52,303
Gas Utilities – 1.7%
National Fuel Gas Co.	172	9,742
ONE Gas, Inc.(a)	154	9,850
Southwest Gas Corp.	134	10,267
UGI Corp.	212	9,769
		39,628
Health Care Equipment & Supplies – 5.4%
ABIOMED, Inc.*(a)	88	9,916
Align Technology, Inc.*(a)	108	10,382
Baxter International, Inc.(a)	230	10,198
Boston Scientific Corp.*(a)	452	9,777
Edwards Lifesciences Corp.*(a)	112	10,494
IDEXX Laboratories, Inc.*(a)	84	9,851

Investments	Number of Shares	Value
Intuitive Surgical, Inc.*(a)	16	$10,147
NuVasive, Inc.*(a)	160	10,778
Stryker Corp.	82	9,824
Teleflex, Inc.	62	9,991
Varian Medical Systems, Inc.*	116	10,415
West Pharmaceutical Services, Inc.	122	10,349
		122,122
Health Care Providers & Services – 1.3%
Quest Diagnostics, Inc.(a)	108	9,925
UnitedHealth Group, Inc.	62	9,922
WellCare Health Plans, Inc.*	72	9,870
		29,717
Health Care Technology – 0.4%
Veeva Systems, Inc., Class A*	242	9,849
Hotels, Restaurants & Leisure – 4.4%
Cheesecake Factory, Inc. (The)(a)	168	10,060
Darden Restaurants, Inc.(a)	136	9,890
Domino's Pizza, Inc.(a)	62	9,873
Dunkin' Brands Group, Inc.(a)	184	9,649
Jack in the Box, Inc.(a)	96	10,717
Las Vegas Sands Corp.(a)	186	9,934
MGM Resorts International*(a)	346	9,975
Texas Roadhouse, Inc.	212	10,227
Vail Resorts, Inc.(a)	66	10,647
Wynn Resorts Ltd.	108	9,343
		100,315
Household Durables – 0.4%
Garmin Ltd.(a)	190	9,213
Household Products – 0.4%
Spectrum Brands Holdings, Inc.	80	9,786
Insurance – 2.7%
Assured Guaranty Ltd.(a)	278	10,500
Brown & Brown, Inc.(a)	230	10,318
Cincinnati Financial Corp.(a)	130	9,847
Lincoln National Corp.	150	9,941
Primerica, Inc.(a)	140	9,681
Reinsurance Group of America, Inc.(a)	82	10,318
		60,605
Internet Software & Services – 0.9%
GrubHub, Inc.*(a)	274	10,308
Yelp, Inc.*	268	10,219
		20,527
IT Services – 0.9%
Computer Sciences Corp.(a)	164	9,745
Science Applications International Corp.(a)	120	10,176
		19,921
Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc., Class A*(a)	58	10,572

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Machinery – 6.5%
Caterpillar, Inc.(a)	104	$9,645
Colfax Corp.*(a)	264	9,485
Crane Co.(a)	134	9,664
Cummins, Inc.(a)	70	9,567
Donaldson Co., Inc.	234	9,847
Illinois Tool Works, Inc.(a)	80	9,797
Lincoln Electric Holdings, Inc.(a)	126	9,660
Middleby Corp. (The)*(a)	72	9,274
Nordson Corp.(a)	92	10,309
Oshkosh Corp.(a)	142	9,175
Parker-Hannifin Corp.	70	9,800
Terex Corp.	324	10,216
Toro Co. (The)	188	10,519
Woodward, Inc.	146	10,081
Xylem, Inc.	208	10,300
		147,339
Media – 1.3%
Cable One, Inc.(a)	16	9,948
Charter Communications, Inc.*(a)	34	9,789
Liberty Broadband Corp.*(a)	140	10,370
		30,107
Metals & Mining – 2.1%
Newmont Mining Corp.(a)	286	9,744
Royal Gold, Inc.(a)	144	9,122
Steel Dynamics, Inc.	280	9,962
United States Steel Corp.	306	10,101
Worthington Industries, Inc.	208	9,868
		48,797
Mortgage Real Estate Investment Trusts (REITs) – 0.9%
Chimera Investment Corp.(a)	592	10,076
New Residential Investment Corp.(a)	646	10,155
		20,231
Multi-Utilities – 1.7%
Black Hills Corp.(a)	160	9,814
CenterPoint Energy, Inc.(a)	398	9,807
MDU Resources Group, Inc.(a)	356	10,242
SCANA Corp.(a)	134	9,820
		39,683
Oil, Gas & Consumable Fuels – 4.3%
CONSOL Energy, Inc.	538	9,808
Continental Resources, Inc.*(a)	192	9,896
Oasis Petroleum, Inc.*	652	9,871
ONEOK, Inc.(a)	180	10,334
Parsley Energy, Inc., Class A*(a)	262	9,233
Rice Energy, Inc.*(a)	460	9,821
Southwestern Energy Co.*	912	9,868
Spectra Energy Corp.(a)	242	9,944

Investments	Number of Shares	Value
Targa Resources Corp.	176	$9,868
WPX Energy, Inc.*	648	9,441
		98,084
Personal Products – 0.8%
Avon Products, Inc.*(a)	1,876	9,455
Nu Skin Enterprises, Inc., Class A(a)	190	9,078
		18,533
Pharmaceuticals – 0.5%
Johnson & Johnson(a)	90	10,369
Road & Rail – 0.4%
Landstar System, Inc.	114	9,724
Semiconductors & Semiconductor Equipment – 4.3%
Advanced Micro Devices, Inc.*(a)	872	9,888
Applied Materials, Inc.(a)	310	10,004
Cirrus Logic, Inc.*(a)	178	10,064
Lam Research Corp.(a)	94	9,939
Marvell Technology Group Ltd.(a)	694	9,626
Microchip Technology, Inc.(a)	150	9,622
Microsemi Corp.*(a)	180	9,715
NVIDIA Corp.(a)	92	9,820
QUALCOMM, Inc.(a)	146	9,519
Texas Instruments, Inc.	134	9,778
		97,975
Software – 1.3%
Ellie Mae, Inc.*(a)	120	10,042
Symantec Corp.	442	10,559
Take-Two Interactive Software, Inc.*	202	9,957
		30,558
Specialty Retail – 2.5%
Best Buy Co., Inc.(a)	218	9,302
Burlington Stores, Inc.*(a)	112	9,492
Dick's Sporting Goods, Inc.(a)	168	8,921
Ross Stores, Inc.(a)	146	9,577
Ulta Salon Cosmetics & Fragrance, Inc.*	38	9,688
Urban Outfitters, Inc.*	316	9,000
		55,980
Technology Hardware, Storage & Peripherals – 0.9%
Hewlett Packard Enterprise Co.(a)	420	9,719
NCR Corp.*	242	9,815
		19,534
Textiles, Apparel & Luxury Goods – 0.9%
Lululemon Athletica, Inc.*(a)	152	9,879
PVH Corp.(a)	110	9,926
		19,805
Thrifts & Mortgage Finance – 0.4%
Washington Federal, Inc.	286	9,824
Tobacco – 0.5%
Reynolds American, Inc.(a)	184	10,311

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Trading Companies & Distributors – 1.3%
MSC Industrial Direct Co., Inc., Class A(a)	112	$10,348
United Rentals, Inc.*	94	9,924
WESCO International, Inc.*	146	9,716
		29,988
Wireless Telecommunication Services – 0.5%
Sprint Corp.*(a)	1,254	10,559
Total Common Stocks (Cost $1,839,378)		1,988,423
Total Long Positions (Cost $1,839,378)		1,988,423
Short Positions – (86.1)%
Common Stocks – (86.1)%
Aerospace & Defense – (0.9)%
Esterline Technologies Corp.*	(110)	(9,812)
Orbital ATK, Inc.	(110)	(9,650)
		(19,462)
Airlines – (0.4)%
JetBlue Airways Corp.*	(430)	(9,641)
Auto Components – (1.3)%
Autoliv, Inc.	(94)	(10,636)
BorgWarner, Inc.	(244)	(9,623)
Delphi Automotive plc	(144)	(9,699)
		(29,958)
Automobiles – (0.4)%
Ford Motor Co.	(792)	(9,607)
Banks – (2.2)%
Bank of the Ozarks, Inc.	(200)	(10,518)
BankUnited, Inc.	(274)	(10,327)
CIT Group, Inc.	(238)	(10,158)
Signature Bank*	(64)	(9,613)
Wells Fargo & Co.	(184)	(10,140)
		(50,756)
Beverages – (0.4)%
Monster Beverage Corp.*	(216)	(9,577)
Biotechnology – (4.2)%
ACADIA Pharmaceuticals, Inc.*	(360)	(10,382)
Alexion Pharmaceuticals, Inc.*	(80)	(9,788)
Alkermes plc*	(170)	(9,449)
Alnylam Pharmaceuticals, Inc.*	(258)	(9,660)
Intercept Pharmaceuticals, Inc.*	(96)	(10,430)
Ionis Pharmaceuticals, Inc.*	(220)	(10,523)
Juno Therapeutics, Inc.*	(484)	(9,123)
Regeneron Pharmaceuticals, Inc.*	(26)	(9,544)
Ultragenyx Pharmaceutical, Inc.*	(124)	(8,719)
Vertex Pharmaceuticals, Inc.*	(118)	(8,693)
		(96,311)

Investments	Number of Shares	Value
Building Products – (1.3)%
Allegion plc	(150)	$(9,600)
Armstrong World Industries, Inc.*	(228)	(9,530)
Fortune Brands Home & Security, Inc.	(180)	(9,623)
		(28,753)
Capital Markets – (4.7)%
Affiliated Managers Group, Inc.*	(66)	(9,590)
Ameriprise Financial, Inc.	(86)	(9,541)
FactSet Research Systems, Inc.	(58)	(9,479)
Federated Investors, Inc., Class B	(354)	(10,011)
Invesco Ltd.	(336)	(10,194)
Janus Capital Group, Inc.	(726)	(9,634)
Lazard Ltd., Class A	(250)	(10,273)
Legg Mason, Inc.	(306)	(9,152)
LPL Financial Holdings, Inc.	(272)	(9,577)
Moody's Corp.	(102)	(9,616)
SEI Investments Co.	(204)	(10,069)
		(107,136)
Chemicals – (3.9)%
CF Industries Holdings, Inc.	(334)	(10,514)
International Flavors & Fragrances, Inc.	(82)	(9,662)
LyondellBasell Industries NV, Class A	(108)	(9,264)
Mosaic Co. (The)	(342)	(10,031)
Platform Specialty Products Corp.*	(1,042)	(10,222)
PPG Industries, Inc.	(102)	(9,666)
Sherwin-Williams Co. (The)	(36)	(9,675)
Westlake Chemical Corp.	(166)	(9,294)
WR Grace & Co.	(150)	(10,146)
		(88,474)
Commercial Services & Supplies – (0.9)%
Pitney Bowes, Inc.	(672)	(10,208)
Stericycle, Inc.*	(124)	(9,553)
		(19,761)
Communications Equipment – (0.8)%
Juniper Networks, Inc.	(340)	(9,608)
Palo Alto Networks, Inc.*	(76)	(9,504)
		(19,112)
Construction & Engineering – (0.4)%
Chicago Bridge & Iron Co. NV	(290)	(9,207)
Consumer Finance – (0.9)%
Ally Financial, Inc.	(526)	(10,004)
American Express Co.	(134)	(9,927)
		(19,931)
Containers & Packaging – (2.2)%
AptarGroup, Inc.	(130)	(9,549)
Graphic Packaging Holding Co.	(824)	(10,284)
Owens-Illinois, Inc.*	(586)	(10,202)
Sealed Air Corp.	(222)	(10,065)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Silgan Holdings, Inc.	(188)	$(9,622)
		(49,722)
Diversified Consumer Services – (0.5)%
H&R Block, Inc.	(460)	(10,575)
Diversified Financial Services – (0.4)%
Voya Financial, Inc.	(250)	(9,805)
Diversified Telecommunication Services – (0.8)%
Frontier Communications Corp.	(2,570)	(8,687)
SBA Communications Corp., Class A*	(96)	(9,913)
		(18,600)
Electric Utilities – (2.2)%
Eversource Energy	(174)	(9,610)
FirstEnergy Corp.	(314)	(9,725)
Great Plains Energy, Inc.	(384)	(10,502)
PPL Corp.	(290)	(9,874)
Southern Co. (The)	(194)	(9,543)
		(49,254)
Electrical Equipment – (1.3)%
Acuity Brands, Inc.	(42)	(9,696)
AMETEK, Inc.	(214)	(10,400)
Sensata Technologies Holding NV*	(248)	(9,660)
		(29,756)
Electronic Equipment, Instruments & Components – (0.9)%
Avnet, Inc.	(212)	(10,093)
Jabil Circuit, Inc.	(404)	(9,563)
		(19,656)
Energy Equipment & Services – (1.3)%
Ensco plc, Class A	(1,008)	(9,798)
Oceaneering International, Inc.	(340)	(9,591)
Weatherford International plc*	(1,926)	(9,611)
		(29,000)
Equity Real Estate Investment Trusts (REITs) – (9.1)%
Apple Hospitality REIT, Inc.	(482)	(9,630)
AvalonBay Communities, Inc.	(58)	(10,275)
CBL & Associates Properties, Inc.	(820)	(9,430)
Columbia Property Trust, Inc.	(490)	(10,584)
CoreCivic, Inc.	(394)	(9,637)
CubeSmart	(392)	(10,494)
DDR Corp.	(638)	(9,742)
Equity Residential	(150)	(9,654)
Essex Property Trust, Inc.	(42)	(9,765)
Extra Space Storage, Inc.	(124)	(9,578)
Federal Realty Investment Trust	(68)	(9,664)
Forest City Realty Trust, Inc., Class A	(462)	(9,628)
HCP, Inc.	(324)	(9,629)
Life Storage, Inc.	(114)	(9,720)
Macerich Co. (The)	(142)	(10,059)
Omega Healthcare Investors, Inc.	(330)	(10,316)
Paramount Group, Inc.	(602)	(9,626)

Investments	Number of Shares	Value
Public Storage	(46)	$(10,281)
Simon Property Group, Inc.	(54)	(9,594)
SL Green Realty Corp.	(92)	(9,895)
UDR, Inc.	(284)	(10,360)
		(207,561)
Food & Staples Retailing – (0.9)%
CVS Health Corp.	(126)	(9,943)
Sprouts Farmers Market, Inc.*	(508)	(9,611)
		(19,554)
Food Products – (1.3)%
Flowers Foods, Inc.	(478)	(9,546)
Hain Celestial Group, Inc. (The)*	(246)	(9,601)
TreeHouse Foods, Inc.*	(140)	(10,107)
		(29,254)
Health Care Providers & Services – (2.6)%
Acadia Healthcare Co., Inc.*	(290)	(9,599)
AmerisourceBergen Corp.	(124)	(9,695)
Brookdale Senior Living, Inc.*	(834)	(10,358)
Cardinal Health, Inc.	(136)	(9,788)
LifePoint Health, Inc.*	(186)	(10,565)
McKesson Corp.	(68)	(9,551)
		(59,556)
Health Care Technology – (0.9)%
athenahealth, Inc.*	(100)	(10,517)
Cerner Corp.*	(194)	(9,190)
		(19,707)
Hotels, Restaurants & Leisure – (1.3)%
Chipotle Mexican Grill, Inc.*	(26)	(9,810)
Norwegian Cruise Line Holdings Ltd.*	(244)	(10,377)
Royal Caribbean Cruises Ltd.	(120)	(9,845)
		(30,032)
Household Durables – (1.8)%
CalAtlantic Group, Inc.	(282)	(9,591)
Lennar Corp., Class A	(248)	(10,647)
Tempur Sealy International, Inc.*	(154)	(10,515)
Toll Brothers, Inc.*	(324)	(10,044)
		(40,797)
Independent Power and Renewable Electricity Producers – (0.4)%
Calpine Corp.*	(808)	(9,235)
Industrial Conglomerates – (0.4)%
Roper Technologies, Inc.	(54)	(9,886)
Insurance – (2.2)%
AmTrust Financial Services, Inc.	(352)	(9,638)
CNO Financial Group, Inc.	(544)	(10,417)
FNF Group	(302)	(10,256)
Willis Towers Watson plc*	(78)	(9,538)
XL Group Ltd.	(268)	(9,986)
		(49,835)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Internet & Direct Marketing Retail – (0.8)%
Liberty Interactive Corp. QVC Group, Class A*	(464)	$(9,271)
TripAdvisor, Inc.*	(200)	(9,274)
		(18,545)
Internet Software & Services – (1.7)%
CoStar Group, Inc.*	(52)	(9,802)
Pandora Media, Inc.*	(736)	(9,597)
Twitter, Inc.*	(580)	(9,454)
VeriSign, Inc.*	(124)	(9,433)
		(38,286)
IT Services – (5.2)%
Alliance Data Systems Corp.	(42)	(9,597)
Cognizant Technology Solutions Corp., Class A*	(176)	(9,861)
CoreLogic, Inc.*	(244)	(8,987)
DST Systems, Inc.	(94)	(10,072)
EPAM Systems, Inc.*	(160)	(10,290)
Euronet Worldwide, Inc.*	(136)	(9,850)
First Data Corp., Class A*	(738)	(10,472)
FleetCor Technologies, Inc.*	(68)	(9,623)
Genpact Ltd.*	(406)	(9,882)
MAXIMUS, Inc.	(186)	(10,377)
Sabre Corp.	(402)	(10,030)
Total System Services, Inc.	(196)	(9,610)
		(118,651)
Life Sciences Tools & Services – (0.9)%
Illumina, Inc.*	(76)	(9,731)
PerkinElmer, Inc.	(192)	(10,013)
		(19,744)
Media – (2.6)%
AMC Networks, Inc., Class A*	(176)	(9,212)
Liberty Global plc, Series C*	(344)	(10,217)
Liberty Global plc LiLAC, Class C*	(458)	(9,696)
Lions Gate Entertainment Corp., Class B*	(392)	(9,620)
TEGNA, Inc.	(450)	(9,625)
Viacom, Inc., Class B	(276)	(9,687)
		(58,057)
Multi-Utilities – (0.9)%
NorthWestern Corp.	(168)	(9,554)
Sempra Energy	(98)	(9,863)
		(19,417)
Oil, Gas & Consumable Fuels – (3.5)%
Cheniere Energy, Inc.*	(232)	(9,612)
ConocoPhillips	(200)	(10,028)
Gulfport Energy Corp.*	(446)	(9,651)
HollyFrontier Corp.	(292)	(9,566)
Marathon Petroleum Corp.	(206)	(10,372)
Phillips 66	(112)	(9,678)
Tesoro Corp.	(120)	(10,494)

Investments	Number of Shares	Value
Valero Energy Corp.	(140)	$(9,565)
		(78,966)
Personal Products – (0.8)%
Coty, Inc., Class A	(518)	(9,484)
Estee Lauder Cos., Inc. (The), Class A	(126)	(9,638)
		(19,122)
Pharmaceuticals – (2.2)%
Akorn, Inc.*	(458)	(9,998)
Allergan plc*	(50)	(10,500)
Endo International plc*	(612)	(10,080)
Mylan NV*	(252)	(9,614)
Perrigo Co. plc	(120)	(9,988)
		(50,180)
Professional Services – (0.9)%
ManpowerGroup, Inc.	(114)	(10,131)
Robert Half International, Inc.	(218)	(10,634)
		(20,765)
Real Estate Management & Development – (1.8)%
CBRE Group, Inc., Class A*	(334)	(10,518)
Howard Hughes Corp. (The)*	(92)	(10,497)
Jones Lang LaSalle, Inc.	(96)	(9,700)
Realogy Holdings Corp.	(400)	(10,292)
		(41,007)
Semiconductors & Semiconductor Equipment – (1.3)%
Cavium, Inc.*	(154)	(9,616)
First Solar, Inc.*	(320)	(10,269)
Integrated Device Technology, Inc.*	(410)	(9,659)
		(29,544)
Software – (4.1)%
FireEye, Inc.*	(764)	(9,092)
Fortinet, Inc.*	(322)	(9,699)
Guidewire Software, Inc.*	(194)	(9,570)
Manhattan Associates, Inc.*	(180)	(9,545)
Nuance Communications, Inc.*	(594)	(8,851)
SS&C Technologies Holdings, Inc.	(322)	(9,209)
Tableau Software, Inc., Class A*	(216)	(9,104)
Tyler Technologies, Inc.*	(64)	(9,137)
Verint Systems, Inc.*	(278)	(9,800)
Workday, Inc., Class A*	(146)	(9,649)
		(93,656)
Specialty Retail – (2.9)%
AutoNation, Inc.*	(198)	(9,633)
Bed Bath & Beyond, Inc.	(216)	(8,778)
GameStop Corp., Class A	(380)	(9,599)
L Brands, Inc.	(138)	(9,086)
Signet Jewelers Ltd.	(106)	(9,992)
Tractor Supply Co.	(130)	(9,855)
Williams-Sonoma, Inc.	(178)	(8,613)
		(65,556)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (0.4)%
Xerox Corp.	(1,084)	$(9,463)
Textiles, Apparel & Luxury Goods – (2.1)%
Hanesbrands, Inc.	(416)	(8,973)
NIKE, Inc., Class B	(192)	(9,760)
Ralph Lauren Corp.	(106)	(9,574)
Skechers U.S.A., Inc., Class A*	(390)	(9,586)
VF Corp.	(192)	(10,243)
		(48,136)
Trading Companies & Distributors – (0.4)%
Air Lease Corp.	(270)	(9,269)
Water Utilities – (0.4)%
Aqua America, Inc.	(318)	(9,553)
Total Common Stocks (Proceeds $(2,034,132))		(1,957,388)
Total Short Positions (Proceeds $(2,034,132))		(1,957,388)
Total Investments — 1.4% (Cost $(194,754))		31,035
Other Assets Less Liabilities — 98.6%		2,240,703
Net Assets — 100.0%		$2,271,738
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,306,889.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,598
Aggregate gross unrealized depreciation	(114,993)
Net unrealized appreciation	$215,605
Federal income tax cost of investments	$(184,570)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
				Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$44,704	—	$44,704
261,674 USD	10/04/2017	Morgan Stanley	1.11%
(297,166) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	0.09%	(59,934)	—	(59,934)
					$(15,230)		$(15,230)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 85.9%
Common Stocks – 85.9%
Aerospace & Defense – 0.8%
Arconic, Inc.(a)	594	$11,013
Spirit AeroSystems Holdings, Inc., Class A	198	11,553
		22,566
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	60	11,172
Airlines – 2.6%
Alaska Air Group, Inc.(a)	140	12,422
Delta Air Lines, Inc.(a)	240	11,806
JetBlue Airways Corp.*(a)	524	11,748
Southwest Airlines Co.	248	12,360
Spirit Airlines, Inc.*	208	12,035
United Continental Holdings, Inc.*	166	12,098
		72,469
Auto Components – 2.6%
Autoliv, Inc.(a)	112	12,673
BorgWarner, Inc.(a)	302	11,911
Dana, Inc.(a)	622	11,806
Goodyear Tire & Rubber Co. (The)(a)	374	11,545
Lear Corp.(a)	90	11,913
Tenneco, Inc.*	180	11,245
		71,093
Automobiles – 0.8%
Ford Motor Co.(a)	966	11,717
General Motors Co.(a)	320	11,149
		22,866
Banks – 4.9%
Bank of America Corp.(a)	550	12,155
CIT Group, Inc.(a)	280	11,950
Citigroup, Inc.(a)	206	12,243
Citizens Financial Group, Inc.(a)	346	12,328
Huntington Bancshares, Inc.(a)	926	12,242
JPMorgan Chase & Co.(a)	146	12,598
KeyCorp(a)	672	12,277
Popular, Inc.(a)	262	11,481
Regions Financial Corp.	858	12,321
SunTrust Banks, Inc.	214	11,738
Umpqua Holdings Corp.	654	12,282
		133,615
Biotechnology – 1.3%
Amgen, Inc.(a)	80	11,697
Gilead Sciences, Inc.(a)	156	11,171
United Therapeutics Corp.*	84	12,048
		34,916
Building Products – 0.9%
Owens Corning	226	11,653

Investments	Number of Shares	Value
USG Corp.*	432	$12,476
		24,129
Capital Markets – 1.3%
Goldman Sachs Group, Inc. (The)(a)	52	12,452
Legg Mason, Inc.(a)	364	10,887
Morgan Stanley	280	11,830
		35,169
Chemicals – 1.6%
Cabot Corp.	232	11,725
Eastman Chemical Co.(a)	144	10,830
Huntsman Corp.(a)	596	11,372
Westlake Chemical Corp.	198	11,086
		45,013
Commercial Services & Supplies – 0.4%
Pitney Bowes, Inc.	800	12,152
Communications Equipment – 1.7%
ARRIS International plc*(a)	404	12,173
Cisco Systems, Inc.(a)	352	10,638
CommScope Holding Co., Inc.*(a)	322	11,978
Juniper Networks, Inc.(a)	444	12,547
		47,336
Construction & Engineering – 2.1%
AECOM*(a)	334	12,144
Chicago Bridge & Iron Co. NV(a)	342	10,859
Fluor Corp.(a)	214	11,239
Jacobs Engineering Group, Inc.*(a)	206	11,742
Quanta Services, Inc.*	340	11,849
		57,833
Consumer Finance – 1.3%
Ally Financial, Inc.(a)	598	11,374
Capital One Financial Corp.(a)	146	12,737
Navient Corp.	714	11,731
		35,842
Containers & Packaging – 1.7%
Graphic Packaging Holding Co.	942	11,756
International Paper Co.(a)	238	12,628
Owens-Illinois, Inc.*	636	11,073
WestRock Co.	214	10,865
		46,322
Diversified Financial Services – 0.9%
Leucadia National Corp.	530	12,323
Voya Financial, Inc.	300	11,766
		24,089
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	276	11,738
CenturyLink, Inc.(a)	484	11,510
		23,248

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Electric Utilities – 3.1%
Duke Energy Corp.(a)	156	$12,109
Entergy Corp.(a)	168	12,343
Exelon Corp.(a)	354	12,563
FirstEnergy Corp.(a)	368	11,397
Great Plains Energy, Inc.(a)	438	11,979
OGE Energy Corp.	364	12,176
PG&E Corp.	196	11,911
		84,478
Electrical Equipment – 1.3%
Eaton Corp. plc(a)	174	11,674
Regal Beloit Corp.	172	11,911
Sensata Technologies Holding NV*	310	12,074
		35,659
Electronic Equipment, Instruments & Components – 2.1%
Arrow Electronics, Inc.*(a)	164	11,693
Belden, Inc.(a)	168	12,562
Corning, Inc.(a)	452	10,970
Jabil Circuit, Inc.(a)	494	11,693
SYNNEX Corp.	92	11,134
		58,052
Energy Equipment & Services – 1.3%
Diamond Offshore Drilling, Inc.*(a)	638	11,293
Ensco plc, Class A(a)	1,202	11,683
Transocean Ltd.*	798	11,763
		34,739
Equity Real Estate Investment Trusts (REITs) – 0.4%
Medical Properties Trust, Inc.	968	11,906
Food & Staples Retailing – 0.9%
CVS Health Corp.(a)	150	11,836
United Natural Foods, Inc.*	258	12,312
		24,148
Food Products – 2.2%
Archer-Daniels-Midland Co.(a)	268	12,234
Darling Ingredients, Inc.*(a)	856	11,051
JM Smucker Co. (The)	92	11,781
TreeHouse Foods, Inc.*	166	11,984
Tyson Foods, Inc., Class A	204	12,583
		59,633
Health Care Providers & Services – 4.7%
Acadia Healthcare Co., Inc.*(a)	354	11,718
Aetna, Inc.(a)	88	10,913
Anthem, Inc.(a)	78	11,214
DaVita, Inc.*(a)	182	11,684
Envision Healthcare Corp.*	186	11,772
Express Scripts Holding Co.*(a)	170	11,694
Laboratory Corp. of America Holdings*(a)	92	11,811

Investments	Number of Shares	Value
LifePoint Health, Inc.*	210	$11,928
McKesson Corp.	80	11,236
Molina Healthcare, Inc.*	220	11,937
Universal Health Services, Inc., Class B	110	11,702
		127,609
Hotels, Restaurants & Leisure – 1.3%
Carnival Corp.(a)	222	11,557
Norwegian Cruise Line Holdings Ltd.*	286	12,164
Royal Caribbean Cruises Ltd.	146	11,978
		35,699
Household Durables – 0.8%
Lennar Corp., Class A(a)	260	11,162
Whirlpool Corp.	64	11,633
		22,795
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp.(a)	1,002	11,643
Insurance – 8.3%
Aflac, Inc.(a)	162	11,275
American International Group, Inc.(a)	184	12,017
Aspen Insurance Holdings Ltd.(a)	218	11,990
Assured Guaranty Ltd.(a)	322	12,162
Axis Capital Holdings Ltd.(a)	182	11,879
CNO Financial Group, Inc.(a)	634	12,141
Everest Re Group Ltd.	58	12,551
Hanover Insurance Group, Inc. (The)	136	12,377
Hartford Financial Services Group, Inc. (The)(a)	240	11,436
Lincoln National Corp.	180	11,928
MetLife, Inc.	212	11,425
Old Republic International Corp.	646	12,274
Principal Financial Group, Inc.	216	12,498
Prudential Financial, Inc.	116	12,071
Reinsurance Group of America, Inc.	96	12,080
Travelers Cos., Inc. (The)	102	12,487
Unum Group	290	12,740
Validus Holdings Ltd.	208	11,442
XL Group Ltd.	300	11,178
		227,951
Internet & Direct Marketing Retail – 0.4%
Liberty Interactive Corp. QVC Group, Class A*	588	11,748
IT Services – 1.7%
Convergys Corp.(a)	456	11,199
CoreLogic, Inc.*(a)	306	11,270
Leidos Holdings, Inc.(a)	240	12,274
Teradata Corp.*	406	11,031
		45,774

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Machinery – 0.9%
Timken Co. (The)	298	$11,831
Trinity Industries, Inc.	436	12,103
		23,934
Marine – 0.4%
Kirby Corp.*(a)	182	12,103
Media – 1.2%
Liberty Global plc LiLAC, Class C*(a)	546	11,559
TEGNA, Inc.	508	10,866
Viacom, Inc., Class B	310	10,881
		33,306
Metals & Mining – 1.3%
Freeport-McMoRan, Inc.*(a)	888	11,713
Newmont Mining Corp.	356	12,129
Reliance Steel & Aluminum Co.	142	11,294
		35,136
Mortgage Real Estate Investment Trusts (REITs) – 3.3%
AGNC Investment Corp.(a)	624	11,313
Annaly Capital Management, Inc.	1,134	11,306
Blackstone Mortgage Trust, Inc., Class A(a)	378	11,366
Chimera Investment Corp.(a)	644	10,961
MFA Financial, Inc.	1,386	10,575
New Residential Investment Corp.	784	12,325
Starwood Property Trust, Inc.	518	11,370
Two Harbors Investment Corp.	1,254	10,935
		90,151
Multiline Retail – 0.8%
Kohl's Corp.(a)	230	11,357
Macy's, Inc.	328	11,746
		23,103
Multi-Utilities – 0.9%
Consolidated Edison, Inc.(a)	164	12,083
Public Service Enterprise Group, Inc.	278	12,199
		24,282
Oil, Gas & Consumable Fuels – 3.6%
HollyFrontier Corp.(a)	356	11,663
Marathon Petroleum Corp.	244	12,285
PBF Energy, Inc., Class A	456	12,713
Phillips 66	138	11,925
Southwestern Energy Co.*	1,086	11,751
Tesoro Corp.	142	12,418
Valero Energy Corp.	184	12,571
World Fuel Services Corp.(a)	262	12,028
		97,354
Paper & Forest Products – 0.8%
Domtar Corp.	276	10,772
Louisiana-Pacific Corp.*	598	11,320
		22,092

Investments	Number of Shares	Value
Pharmaceuticals – 2.1%
Endo International plc*(a)	730	$12,023
Horizon Pharma plc*(a)	726	11,746
Mallinckrodt plc*	222	11,060
Mylan NV*	318	12,132
Perrigo Co. plc	134	11,153
		58,114
Professional Services – 0.5%
ManpowerGroup, Inc.	144	12,797
Road & Rail – 1.7%
Genesee & Wyoming, Inc., Class A*(a)	152	10,551
Kansas City Southern	138	11,709
Norfolk Southern Corp.	118	12,752
Ryder System, Inc.	152	11,315
		46,327
Semiconductors & Semiconductor Equipment – 2.6%
Intel Corp.(a)	308	11,171
Lam Research Corp.	108	11,419
Micron Technology, Inc.*	532	11,661
ON Semiconductor Corp.*	948	12,097
Qorvo, Inc.*	218	11,495
Teradyne, Inc.	490	12,446
		70,289
Software – 0.9%
Nuance Communications, Inc.*	794	11,830
Oracle Corp.	306	11,766
		23,596
Specialty Retail – 3.4%
American Eagle Outfitters, Inc.(a)	700	10,619
AutoNation, Inc.*(a)	262	12,746
Bed Bath & Beyond, Inc.(a)	290	11,786
Best Buy Co., Inc.(a)	266	11,350
GameStop Corp., Class A(a)	456	11,519
Gap, Inc. (The)	526	11,803
Signet Jewelers Ltd.	134	12,631
Staples, Inc.	1,196	10,824
		93,278
Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.(a)	104	12,045
Hewlett Packard Enterprise Co.(a)	470	10,876
HP, Inc.(a)	750	11,130
NetApp, Inc.	332	11,710
Seagate Technology plc	316	12,062
Western Digital Corp.	176	11,959
Xerox Corp.	1,244	10,860
		80,642
Textiles, Apparel & Luxury Goods – 1.3%
Michael Kors Holdings Ltd.*(a)	248	10,659
PVH Corp.	130	11,731

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Skechers U.S.A., Inc., Class A*	512	$12,585
		34,975
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.*	1,264	12,880
Radian Group, Inc.	650	11,687
		24,567
Trading Companies & Distributors – 1.3%
Air Lease Corp.(a)	322	11,054
United Rentals, Inc.*	114	12,036
WESCO International, Inc.*	166	11,048
		34,138
Total Common Stocks (Cost $2,257,100)		2,351,848
Total Long Positions (Cost $2,257,100)		2,351,848
Short Positions – (87.0)%
Common Stocks – (87.0)%
Aerospace & Defense – (0.9)%
BWX Technologies, Inc.	(300)	(11,910)
TransDigm Group, Inc.	(46)	(11,452)
		(23,362)
Beverages – (1.3)%
Brown-Forman Corp., Class B	(258)	(11,589)
Coca-Cola Co. (The)	(290)	(12,023)
Monster Beverage Corp.*	(264)	(11,706)
		(35,318)
Biotechnology – (5.7)%
ACADIA Pharmaceuticals, Inc.*	(436)	(12,574)
Alkermes plc*	(220)	(12,228)
BioMarin Pharmaceutical, Inc.*	(138)	(11,432)
Incyte Corp.*	(110)	(11,030)
Intercept Pharmaceuticals, Inc.*	(116)	(12,603)
Intrexon Corp.*	(494)	(12,004)
Ionis Pharmaceuticals, Inc.*	(268)	(12,819)
Neurocrine Biosciences, Inc.*	(312)	(12,074)
Portola Pharmaceuticals, Inc.*	(532)	(11,938)
Seattle Genetics, Inc.*	(228)	(12,032)
TESARO, Inc.*	(86)	(11,565)
Ultragenyx Pharmaceutical, Inc.*	(172)	(12,093)
Vertex Pharmaceuticals, Inc.*	(162)	(11,935)
		(156,327)
Building Products – (1.7)%
Allegion plc	(176)	(11,264)
AO Smith Corp.	(242)	(11,459)
Armstrong World Industries, Inc.*	(286)	(11,955)
Lennox International, Inc.	(80)	(12,253)
		(46,931)

Investments	Number of Shares	Value
Capital Markets – (3.8)%
CBOE Holdings, Inc.	(158)	$(11,675)
Charles Schwab Corp. (The)	(306)	(12,078)
FactSet Research Systems, Inc.	(74)	(12,094)
MarketAxess Holdings, Inc.	(82)	(12,047)
Moody's Corp.	(118)	(11,124)
MSCI, Inc.	(148)	(11,659)
S&P Global, Inc.	(100)	(10,754)
SEI Investments Co.	(226)	(11,155)
TD Ameritrade Holding Corp.	(286)	(12,470)
		(105,056)
Chemicals – (3.5)%
Albemarle Corp.	(138)	(11,879)
Ecolab, Inc.	(102)	(11,956)
International Flavors & Fragrances, Inc.	(98)	(11,547)
NewMarket Corp.	(28)	(11,868)
Scotts Miracle-Gro Co. (The), Class A	(124)	(11,848)
Sensient Technologies Corp.	(150)	(11,787)
Sherwin-Williams Co. (The)	(44)	(11,825)
WR Grace & Co.	(178)	(12,040)
		(94,750)
Commercial Services & Supplies – (1.7)%
Cintas Corp.	(102)	(11,787)
Copart, Inc.*	(216)	(11,969)
Healthcare Services Group, Inc.	(302)	(11,829)
Rollins, Inc.	(356)	(12,026)
		(47,611)
Communications Equipment – (0.4)%
Palo Alto Networks, Inc.*	(88)	(11,004)
Construction Materials – (0.4)%
Vulcan Materials Co.	(90)	(11,263)
Distributors – (0.4)%
Pool Corp.	(110)	(11,477)
Diversified Consumer Services – (0.4)%
Bright Horizons Family Solutions, Inc.*	(170)	(11,903)
Diversified Telecommunication Services – (0.4)%
SBA Communications Corp., Class A*	(118)	(12,185)
Electrical Equipment – (0.9)%
Acuity Brands, Inc.	(52)	(12,005)
Rockwell Automation, Inc.	(88)	(11,827)
		(23,832)
Electronic Equipment, Instruments & Components – (1.3)%
Amphenol Corp., Class A	(178)	(11,962)
Cognex Corp.	(194)	(12,342)
Universal Display Corp.*	(216)	(12,161)
		(36,465)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Energy Equipment & Services – (1.8)%
Core Laboratories NV	(106)	$(12,724)
Halliburton Co.	(230)	(12,441)
US Silica Holdings, Inc.	(222)	(12,583)
Weatherford International plc*	(2,338)	(11,666)
		(49,414)
Equity Real Estate Investment Trusts (REITs) – (16.0)%
American Tower Corp.	(114)	(12,048)
Apartment Investment & Management Co., Class A	(278)	(12,635)
Boston Properties, Inc.	(94)	(11,823)
Communications Sales & Leasing, Inc.	(468)	(11,892)
Crown Castle International Corp.	(140)	(12,148)
CubeSmart	(476)	(12,743)
CyrusOne, Inc.	(278)	(12,435)
DCT Industrial Trust, Inc.	(256)	(12,257)
Digital Realty Trust, Inc.	(128)	(12,577)
Douglas Emmett, Inc.	(320)	(11,699)
Duke Realty Corp.	(462)	(12,271)
DuPont Fabros Technology, Inc.	(274)	(12,037)
Equinix, Inc.	(34)	(12,152)
Equity LifeStyle Properties, Inc.	(170)	(12,257)
Extra Space Storage, Inc.	(166)	(12,822)
Federal Realty Investment Trust	(84)	(11,937)
First Industrial Realty Trust, Inc.	(426)	(11,949)
General Growth Properties, Inc.	(464)	(11,591)
Healthcare Trust of America, Inc., Class A	(416)	(12,110)
Iron Mountain, Inc.	(356)	(11,563)
Lamar Advertising Co., Class A	(178)	(11,969)
Macerich Co. (The)	(174)	(12,326)
Public Storage	(56)	(12,516)
Rayonier, Inc.	(442)	(11,757)
Realty Income Corp.	(212)	(12,186)
Regency Centers Corp.	(176)	(12,135)
Ryman Hospitality Properties, Inc.	(200)	(12,602)
Simon Property Group, Inc.	(66)	(11,726)
Sun Communities, Inc.	(164)	(12,564)
Tanger Factory Outlet Centers, Inc.	(340)	(12,165)
Taubman Centers, Inc.	(162)	(11,977)
UDR, Inc.	(344)	(12,549)
Urban Edge Properties	(434)	(11,939)
Vornado Realty Trust	(120)	(12,524)
Washington REIT	(380)	(12,422)
Weingarten Realty Investors	(330)	(11,811)
		(438,114)
Food Products – (1.8)%
Hershey Co. (The)	(120)	(12,412)
Lancaster Colony Corp.	(86)	(12,159)
McCormick & Co., Inc. (Non-Voting)	(128)	(11,946)

Investments	Number of Shares	Value
Mead Johnson Nutrition Co.	(164)	$(11,605)
		(48,122)
Gas Utilities – (1.8)%
Atmos Energy Corp.	(164)	(12,161)
New Jersey Resources Corp.	(334)	(11,857)
ONE Gas, Inc.	(194)	(12,408)
WGL Holdings, Inc.	(164)	(12,510)
		(48,936)
Health Care Equipment & Supplies – (1.3)%
ABIOMED, Inc.*	(104)	(11,719)
DexCom, Inc.*	(182)	(10,865)
IDEXX Laboratories, Inc.*	(102)	(11,962)
		(34,546)
Health Care Technology – (1.3)%
athenahealth, Inc.*	(124)	(13,041)
Medidata Solutions, Inc.*	(230)	(11,424)
Veeva Systems, Inc., Class A*	(294)	(11,966)
		(36,431)
Hotels, Restaurants & Leisure – (3.9)%
Chipotle Mexican Grill, Inc.*	(30)	(11,320)
Choice Hotels International, Inc.	(230)	(12,892)
Domino's Pizza, Inc.	(68)	(10,828)
Dunkin' Brands Group, Inc.	(228)	(11,956)
Jack in the Box, Inc.	(114)	(12,727)
McDonald's Corp.	(90)	(10,955)
Panera Bread Co., Class A*	(54)	(11,075)
Starbucks Corp.	(216)	(11,992)
Yum Brands, Inc.	(188)	(11,906)
		(105,651)
Household Products – (1.3)%
Clorox Co. (The)	(102)	(12,242)
Colgate-Palmolive Co.	(180)	(11,779)
Energizer Holdings, Inc.	(264)	(11,777)
		(35,798)
Industrial Conglomerates – (0.4)%
3M Co.	(68)	(12,143)
Insurance – (0.5)%
RLI Corp.	(198)	(12,500)
Internet & Direct Marketing Retail – (2.6)%
Amazon.com, Inc.*	(16)	(11,998)
Groupon, Inc.*	(3,576)	(11,872)
Liberty Ventures, Series A*	(304)	(11,208)
Netflix, Inc.*	(100)	(12,380)
Priceline Group, Inc. (The)*	(8)	(11,729)
TripAdvisor, Inc.*	(242)	(11,222)
		(70,409)
Internet Software & Services – (1.4)%
CoStar Group, Inc.*	(62)	(11,686)
Pandora Media, Inc.*	(974)	(12,701)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Yelp, Inc.*	(336)	$(12,812)
		(37,199)
IT Services – (3.9)%
Accenture plc, Class A	(98)	(11,479)
Automatic Data Processing, Inc.	(118)	(12,128)
Broadridge Financial Solutions, Inc.	(182)	(12,067)
Fiserv, Inc.*	(104)	(11,053)
Gartner, Inc.*	(116)	(11,724)
Jack Henry & Associates, Inc.	(136)	(12,074)
Mastercard, Inc., Class A	(116)	(11,977)
Paychex, Inc.	(200)	(12,176)
Visa, Inc., Class A	(152)	(11,859)
		(106,537)
Life Sciences Tools & Services – (0.8)%
Illumina, Inc.*	(88)	(11,267)
Mettler-Toledo International, Inc.*	(28)	(11,720)
		(22,987)
Machinery – (3.8)%
Donaldson Co., Inc.	(276)	(11,614)
Fortive Corp.	(214)	(11,477)
Graco, Inc.	(140)	(11,633)
Illinois Tool Works, Inc.	(96)	(11,756)
Lincoln Electric Holdings, Inc.	(148)	(11,347)
Manitowoc Foodservice, Inc.*	(636)	(12,294)
Middleby Corp. (The)*	(84)	(10,820)
Nordson Corp.	(104)	(11,653)
Toro Co. (The)	(220)	(12,309)
		(104,903)
Media – (0.9)%
Cable One, Inc.	(20)	(12,435)
Sirius XM Holdings, Inc.	(2,472)	(11,000)
		(23,435)
Metals & Mining – (0.4)%
Compass Minerals International, Inc.	(140)	(10,969)
Multi-Utilities – (1.3)%
Black Hills Corp.	(200)	(12,268)
CMS Energy Corp.	(286)	(11,903)
Dominion Resources, Inc.	(160)	(12,255)
		(36,426)
Oil, Gas & Consumable Fuels – (3.4)%
Cabot Oil & Gas Corp.	(528)	(12,334)
Cheniere Energy, Inc.*	(288)	(11,932)
Cimarex Energy Co.	(86)	(11,688)
Concho Resources, Inc.*	(84)	(11,138)
Diamondback Energy, Inc.*	(118)	(11,925)
EOG Resources, Inc.	(118)	(11,930)
Parsley Energy, Inc., Class A*	(330)	(11,629)
Pioneer Natural Resources Co.	(62)	(11,164)
		(93,740)

Investments	Number of Shares	Value
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(152)	$(11,626)
Professional Services – (0.4)%
Verisk Analytics, Inc.*	(142)	(11,526)
Road & Rail – (0.4)%
Landstar System, Inc.	(140)	(11,942)
Semiconductors & Semiconductor Equipment – (0.9)%
Advanced Micro Devices, Inc.*	(1,058)	(11,998)
NVIDIA Corp.	(110)	(11,741)
		(23,739)
Software – (6.9)%
Aspen Technology, Inc.*	(222)	(12,139)
Autodesk, Inc.*	(162)	(11,990)
Blackbaud, Inc.	(188)	(12,032)
CDK Global, Inc.	(204)	(12,177)
Guidewire Software, Inc.*	(242)	(11,938)
Intuit, Inc.	(104)	(11,919)
Manhattan Associates, Inc.*	(222)	(11,773)
Proofpoint, Inc.*	(170)	(12,010)
salesforce.com, Inc.*	(162)	(11,090)
ServiceNow, Inc.*	(162)	(12,043)
Splunk, Inc.*	(234)	(11,969)
Tableau Software, Inc., Class A*	(264)	(11,128)
Take-Two Interactive Software, Inc.*	(230)	(11,337)
Tyler Technologies, Inc.*	(78)	(11,136)
Ultimate Software Group, Inc. (The)*	(66)	(12,035)
Workday, Inc., Class A*	(182)	(12,028)
		(188,744)
Specialty Retail – (2.2)%
Home Depot, Inc. (The)	(90)	(12,067)
O'Reilly Automotive, Inc.*	(42)	(11,693)
Ross Stores, Inc.	(182)	(11,939)
TJX Cos., Inc. (The)	(160)	(12,021)
Ulta Salon Cosmetics & Fragrance, Inc.*	(44)	(11,218)
		(58,938)
Textiles, Apparel & Luxury Goods – (1.3)%
Carter's, Inc.	(140)	(12,095)
Lululemon Athletica, Inc.*	(184)	(11,958)
NIKE, Inc., Class B	(234)	(11,894)
		(35,947)
Tobacco – (0.9)%
Altria Group, Inc.	(184)	(12,442)
Philip Morris International, Inc.	(132)	(12,077)
		(24,519)
Trading Companies & Distributors – (0.9)%
Fastenal Co.	(248)	(11,651)
Watsco, Inc.	(80)	(11,850)
		(23,501)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Water Utilities – (0.9)%
American Water Works Co., Inc.	(162)	$(11,722)
Aqua America, Inc.	(394)	(11,836)
		(23,558)
Wireless Telecommunication Services – (0.4)%
Sprint Corp.*	(1,412)	(11,889)
Total Common Stocks (Proceeds $(2,337,606))		(2,381,673)
Total Short Positions (Proceeds $(2,337,606))		(2,381,673)
Total Investments — (1.1)% (Cost $(80,506))		(29,825)
Other Assets Less Liabilities — 101.1%		2,768,437
Net Assets — 100.0%		$2,738,612
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,119,415.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,627
Aggregate gross unrealized depreciation	(227,021)
Net unrealized depreciation	$(43,394)
Federal income tax cost of investments	$13,569

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(2)	Cash Collateral (Received) Pledged	Net Amount(1)
347,248 USD	10/04/2017	Morgan Stanley	1.11%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$48,912	—	$48,912
(326,418) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	0.44%	(22,539)	—	(22,539)
					$26,373		$26,373
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 85.2%
Common Stocks – 85.2%
Aerospace & Defense – 0.8%
Esterline Technologies Corp.*(a)	106	$9,455
Teledyne Technologies, Inc.*	74	9,102
		18,557
Airlines – 0.9%
Allegiant Travel Co.(a)	56	9,318
Spirit Airlines, Inc.*	168	9,721
		19,039
Auto Components – 1.3%
Dana, Inc.(a)	496	9,414
Tenneco, Inc.*	158	9,870
Visteon Corp.	118	9,480
		28,764
Banks – 4.8%
Associated Banc-Corp.(a)	410	10,127
Bank of Hawaii Corp.(a)	106	9,401
BankUnited, Inc.(a)	264	9,950
FNB Corp.(a)	612	9,810
IBERIABANK Corp.(a)	112	9,380
MB Financial, Inc.	216	10,202
TCF Financial Corp.	476	9,325
Texas Capital Bancshares, Inc.*	128	10,035
UMB Financial Corp.	122	9,409
United Bankshares, Inc.	202	9,342
Wintrust Financial Corp.	128	9,289
		106,270
Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc.*(a)	344	9,921
Intercept Pharmaceuticals, Inc.*	92	9,996
Intrexon Corp.*	386	9,380
Juno Therapeutics, Inc.*	464	8,746
Kite Pharma, Inc.*	208	9,327
Ultragenyx Pharmaceutical, Inc.*	134	9,421
		56,791
Building Products – 0.4%
Armstrong World Industries, Inc.*(a)	232	9,698
Capital Markets – 1.6%
Federated Investors, Inc., Class B(a)	336	9,502
Janus Capital Group, Inc.(a)	636	8,440
Legg Mason, Inc.	294	8,793
Stifel Financial Corp.*	188	9,391
		36,126

Investments	Number of Shares	Value
Chemicals – 1.8%
Cabot Corp.(a)	176	$8,895
Platform Specialty Products Corp.*	1,002	9,830
PolyOne Corp.	310	9,932
Sensient Technologies Corp.	130	10,215
		38,872
Commercial Services & Supplies – 1.8%
Clean Harbors, Inc.*(a)	180	10,017
Deluxe Corp.(a)	142	10,169
Healthcare Services Group, Inc.(a)	224	8,774
Pitney Bowes, Inc.	644	9,782
		38,742
Communications Equipment – 1.2%
Ciena Corp.*(a)	384	9,373
Finisar Corp.*(a)	284	8,597
NetScout Systems, Inc.*	300	9,450
		27,420
Construction & Engineering – 1.2%
Chicago Bridge & Iron Co. NV(a)	278	8,827
EMCOR Group, Inc.(a)	132	9,340
Valmont Industries, Inc.	66	9,299
		27,466
Containers & Packaging – 0.8%
Owens-Illinois, Inc.*	508	8,844
Silgan Holdings, Inc.	184	9,417
		18,261
Distributors – 0.4%
Pool Corp.	90	9,391
Diversified Consumer Services – 0.4%
Graham Holdings Co., Class B(a)	18	9,215
Diversified Telecommunication Services – 0.4%
Frontier Communications Corp.(a)	2,546	8,605
Electric Utilities – 1.3%
ALLETE, Inc.(a)	142	9,115
PNM Resources, Inc.	292	10,015
Portland General Electric Co.	208	9,013
		28,143
Electrical Equipment – 1.3%
EnerSys(a)	116	9,060
Generac Holdings, Inc.*(a)	250	10,185
Regal Beloit Corp.	128	8,864
		28,109

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Electronic Equipment, Instruments & Components – 2.6%
Belden, Inc.(a)	126	$9,421
Jabil Circuit, Inc.(a)	394	9,326
Littelfuse, Inc.(a)	64	9,713
National Instruments Corp.	324	9,986
Tech Data Corp.*	108	9,145
Zebra Technologies Corp., Class A*	118	10,120
		57,711
Energy Equipment & Services – 3.0%
Diamond Offshore Drilling, Inc.*(a)	502	8,885
Dril-Quip, Inc.*(a)	164	9,848
Ensco plc, Class A(a)	968	9,409
Nabors Industries Ltd.	574	9,414
Oceaneering International, Inc.	350	9,874
Patterson-UTI Energy, Inc.	346	9,314
Superior Energy Services, Inc.	544	9,183
		65,927
Equity Real Estate Investment Trusts (REITs) – 7.8%
Brandywine Realty Trust(a)	592	9,774
Columbia Property Trust, Inc.(a)	428	9,245
Cousins Properties, Inc.(a)	1,164	9,906
CyrusOne, Inc.(a)	220	9,841
DuPont Fabros Technology, Inc.(a)	216	9,489
First Industrial Realty Trust, Inc.(a)	326	9,144
Gramercy Property Trust(a)	1,054	9,676
Healthcare Realty Trust, Inc.(a)	316	9,581
LaSalle Hotel Properties(a)	330	10,055
Outfront Media, Inc.	408	10,147
Paramount Group, Inc.	594	9,498
Piedmont Office Realty Trust, Inc., Class A	426	8,908
Rayonier, Inc.	360	9,576
RLJ Lodging Trust	382	9,355
Ryman Hospitality Properties, Inc.	158	9,955
Sunstone Hotel Investors, Inc.	640	9,760
Tanger Factory Outlet Centers, Inc.	260	9,303
Urban Edge Properties	350	9,628
		172,841
Food Products – 2.2%
B&G Foods, Inc.(a)	218	9,549
Flowers Foods, Inc.(a)	466	9,306
Hain Celestial Group, Inc. (The)*	240	9,367
Lancaster Colony Corp.(a)	72	10,180
Snyder’s-Lance, Inc.	248	9,508
		47,910
Gas Utilities – 1.7%
New Jersey Resources Corp.	274	9,727
ONE Gas, Inc.	146	9,338

Investments	Number of Shares	Value
Southwest Gas Corp.	132	$10,114
WGL Holdings, Inc.	122	9,306
		38,485
Health Care Equipment & Supplies – 0.4%
NuVasive, Inc.*	138	9,296
Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.*(a)	282	9,334
Brookdale Senior Living, Inc.*(a)	800	9,936
HealthSouth Corp.(a)	226	9,320
LifePoint Health, Inc.*	160	9,088
Molina Healthcare, Inc.*	172	9,333
Owens & Minor, Inc.	260	9,176
		56,187
Health Care Technology – 0.4%
Medidata Solutions, Inc.*	174	8,643
Hotels, Restaurants & Leisure – 3.4%
Brinker International, Inc.(a)	172	8,519
Buffalo Wild Wings, Inc.*(a)	56	8,646
Cheesecake Factory, Inc. (The)(a)	158	9,461
Choice Hotels International, Inc.(a)	166	9,304
Cracker Barrel Old Country Store, Inc.	58	9,685
Jack in the Box, Inc.(a)	84	9,378
Texas Roadhouse, Inc.	194	9,359
Wendy’s Co. (The)	738	9,978
		74,330
Household Durables – 1.3%
CalAtlantic Group, Inc.	276	9,387
Tempur Sealy International, Inc.*	148	10,105
Tupperware Brands Corp.	166	8,735
		28,227
Household Products – 0.4%
Energizer Holdings, Inc.(a)	210	9,368
Insurance – 2.2%
Aspen Insurance Holdings Ltd.(a)	170	9,350
CNO Financial Group, Inc.(a)	522	9,996
Primerica, Inc.	132	9,128
ProAssurance Corp.	182	10,229
RLI Corp.	148	9,343
		48,046
Internet & Direct Marketing Retail – 0.4%
Groupon, Inc.*(a)	2,800	9,296
Internet Software & Services – 0.8%
j2 Global, Inc.(a)	114	9,325
Pandora Media, Inc.*	716	9,337
		18,662

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
IT Services – 2.9%
Convergys Corp.(a)	368	$9,038
CoreLogic, Inc.*(a)	246	9,060
DST Systems, Inc.(a)	90	9,644
EPAM Systems, Inc.*(a)	132	8,489
Euronet Worldwide, Inc.*(a)	130	9,416
MAXIMUS, Inc.	174	9,707
Teradata Corp.*	344	9,347
		64,701
Leisure Products – 0.8%
Brunswick Corp.(a)	172	9,381
Vista Outdoor, Inc.*	232	8,561
		17,942
Life Sciences Tools & Services – 0.9%
Bruker Corp.(a)	442	9,362
PAREXEL International Corp.*	156	10,252
		19,614
Machinery – 2.6%
Crane Co.(a)	126	9,087
ITT, Inc.(a)	254	9,797
Terex Corp.	304	9,585
Timken Co. (The)	236	9,369
Trinity Industries, Inc.	336	9,328
Woodward, Inc.	146	10,081
		57,247
Marine – 0.5%
Kirby Corp.*(a)	150	9,975
Media – 3.3%
AMC Networks, Inc., Class A*(a)	170	8,898
Cable One, Inc.(a)	14	8,704
John Wiley & Sons, Inc., Class A(a)	162	8,829
Liberty Global plc LiLAC, Class C*	440	9,315
Lions Gate Entertainment Corp., Class B*(a)	382	9,374
Madison Square Garden Co. (The), Class A*	54	9,262
Regal Entertainment Group, Class A	454	9,352
Tribune Media Co., Class A	276	9,654
		73,388
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	120	9,402
Royal Gold, Inc.	146	9,249
Worthington Industries, Inc.	198	9,393
		28,044
Mortgage Real Estate Investment Trusts (REITs) – 2.2%
Blackstone Mortgage Trust, Inc., Class A(a)	312	9,382

Investments	Number of Shares	Value
Chimera Investment Corp.(a)	586	$9,973
MFA Financial, Inc.	1,238	9,446
New Residential Investment Corp.	604	9,495
Two Harbors Investment Corp.	1,068	9,313
		47,609
Multiline Retail – 0.4%
JC Penney Co., Inc.*(a)	1,030	8,559
Multi-Utilities – 0.8%
Black Hills Corp.(a)	154	9,446
NorthWestern Corp.	150	8,531
		17,977
Oil, Gas & Consumable Fuels – 2.1%
Gulfport Energy Corp.*(a)	436	9,435
PBF Energy, Inc., Class A	336	9,368
SM Energy Co.	246	8,482
Whiting Petroleum Corp.*	780	9,375
World Fuel Services Corp.(a)	204	9,366
		46,026
Paper & Forest Products – 0.4%
Domtar Corp.	236	9,211
Personal Products – 0.8%
Edgewell Personal Care Co.*(a)	120	8,759
Nu Skin Enterprises, Inc., Class A	178	8,505
		17,264
Pharmaceuticals – 1.3%
Akorn, Inc.*(a)	438	9,562
Catalent, Inc.*(a)	356	9,598
Horizon Pharma plc*(a)	580	9,384
		28,544
Real Estate Management & Development – 0.5%
Realogy Holdings Corp.	384	9,880
Road & Rail – 1.3%
Avis Budget Group, Inc.*(a)	266	9,757
Landstar System, Inc.	114	9,724
Ryder System, Inc.	118	8,784
		28,265
Semiconductors & Semiconductor Equipment – 2.2%
Cirrus Logic, Inc.*(a)	172	9,725
Cree, Inc.*(a)	384	10,134
Cypress Semiconductor Corp.(a)	898	10,273
First Solar, Inc.*	292	9,370
Integrated Device Technology, Inc.*(a)	400	9,424
		48,926

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Software – 3.7%
ACI Worldwide, Inc.*(a)	512	$9,293
Blackbaud, Inc.(a)	138	8,832
Ellie Mae, Inc.*(a)	114	9,540
FireEye, Inc.*(a)	776	9,235
Manhattan Associates, Inc.*	176	9,333
Proofpoint, Inc.*	122	8,619
Tableau Software, Inc., Class A*(a)	222	9,357
Take-Two Interactive Software, Inc.*	190	9,365
Verint Systems, Inc.*	244	8,601
		82,175
Specialty Retail – 1.7%
American Eagle Outfitters, Inc.(a)	618	9,375
GameStop Corp., Class A(a)	378	9,548
Murphy USA, Inc.*	152	9,344
Urban Outfitters, Inc.*	330	9,398
		37,665
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.(a)	106	9,157
Skechers U.S.A., Inc., Class A*	380	9,341
		18,498
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.*	918	9,354
Radian Group, Inc.	520	9,350
		18,704
Trading Companies & Distributors – 1.3%
Air Lease Corp.(a)	260	8,926
MSC Industrial Direct Co., Inc., Class A	104	9,608
WESCO International, Inc.*	140	9,317
		27,851
Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.	348	10,047
Total Common Stocks (Cost $1,768,174)		1,882,510
Total Long Positions (Cost $1,768,174)		1,882,510
Short Positions – (83.5)%
Common Stocks – (83.5)%
Aerospace & Defense – (2.5)%
Boeing Co. (The)	(62)	(9,652)
General Dynamics Corp.	(52)	(8,978)
Lockheed Martin Corp.	(34)	(8,498)
Northrop Grumman Corp.	(38)	(8,838)
Raytheon Co.	(66)	(9,372)
United Technologies Corp.	(88)	(9,647)
		(54,985)

Investments	Number of Shares	Value
Air Freight & Logistics – (0.9)%
FedEx Corp.	(50)	$(9,310)
United Parcel Service, Inc., Class B	(82)	(9,400)
		(18,710)
Airlines – (0.4)%
Delta Air Lines, Inc.	(190)	(9,346)
Automobiles – (0.8)%
Ford Motor Co.	(764)	(9,267)
General Motors Co.	(264)	(9,198)
		(18,465)
Banks – (3.5)%
Bank of America Corp.	(436)	(9,635)
BB&T Corp.	(204)	(9,592)
Citigroup, Inc.	(162)	(9,628)
JPMorgan Chase & Co.	(114)	(9,837)
PNC Financial Services Group, Inc. (The)	(82)	(9,591)
SunTrust Banks, Inc.	(176)	(9,654)
US Bancorp	(196)	(10,068)
Wells Fargo & Co.	(174)	(9,589)
		(77,594)
Beverages – (1.6)%
Coca-Cola Co. (The)	(226)	(9,370)
Constellation Brands, Inc., Class A	(54)	(8,279)
Monster Beverage Corp.*	(204)	(9,045)
PepsiCo, Inc.	(84)	(8,789)
		(35,483)
Biotechnology – (2.4)%
AbbVie, Inc.	(146)	(9,143)
Amgen, Inc.	(58)	(8,480)
Biogen, Inc.*	(32)	(9,075)
Celgene Corp.*	(78)	(9,028)
Gilead Sciences, Inc.	(120)	(8,593)
Regeneron Pharmaceuticals, Inc.*	(26)	(9,544)
		(53,863)
Building Products – (0.4)%
Johnson Controls International plc	(224)	(9,227)
Capital Markets – (4.2)%
Bank of New York Mellon Corp. (The)	(194)	(9,192)
BlackRock, Inc.	(26)	(9,894)
Charles Schwab Corp. (The)	(238)	(9,394)
CME Group, Inc.	(84)	(9,689)
Franklin Resources, Inc.	(232)	(9,183)
Goldman Sachs Group, Inc. (The)	(38)	(9,099)
Intercontinental Exchange, Inc.	(160)	(9,027)
Morgan Stanley	(222)	(9,380)
S&P Global, Inc.	(86)	(9,248)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
State Street Corp.	(124)	$(9,637)
		(93,743)
Chemicals – (3.3)%
Air Products & Chemicals, Inc.	(66)	(9,492)
Dow Chemical Co. (The)	(164)	(9,384)
Ecolab, Inc.	(80)	(9,378)
LyondellBasell Industries NV, Class A	(102)	(8,750)
Monsanto Co.	(82)	(8,627)
PPG Industries, Inc.	(90)	(8,528)
Praxair, Inc.	(74)	(8,672)
Sherwin-Williams Co. (The)	(36)	(9,675)
		(72,506)
Commercial Services & Supplies – (0.9)%
Republic Services, Inc.	(178)	(10,155)
Waste Management, Inc.	(136)	(9,644)
		(19,799)
Communications Equipment – (0.4)%
Cisco Systems, Inc.	(312)	(9,429)
Consumer Finance – (1.8)%
American Express Co.	(132)	(9,779)
Capital One Financial Corp.	(106)	(9,248)
Discover Financial Services	(136)	(9,804)
Synchrony Financial	(268)	(9,720)
		(38,551)
Containers & Packaging – (0.4)%
International Paper Co.	(174)	(9,232)
Diversified Financial Services – (0.4)%
Berkshire Hathaway, Inc., Class B*	(56)	(9,127)
Diversified Telecommunication Services – (0.8)%
AT&T, Inc.	(216)	(9,186)
Verizon Communications, Inc.	(176)	(9,395)
		(18,581)
Electric Utilities – (2.9)%
American Electric Power Co., Inc.	(154)	(9,696)
Duke Energy Corp.	(114)	(8,849)
Exelon Corp.	(254)	(9,014)
NextEra Energy, Inc.	(80)	(9,557)
PG&E Corp.	(140)	(8,508)
PPL Corp.	(272)	(9,261)
Southern Co. (The)	(180)	(8,854)
		(63,739)
Electrical Equipment – (0.9)%
Eaton Corp. plc	(146)	(9,795)
Emerson Electric Co.	(168)	(9,366)
		(19,161)

Investments	Number of Shares	Value
Electronic Equipment, Instruments & Components – (1.3)%
Amphenol Corp., Class A	(140)	$(9,408)
Corning, Inc.	(380)	(9,222)
TE Connectivity Ltd.	(142)	(9,838)
		(28,468)
Energy Equipment & Services – (0.8)%
Halliburton Co.	(170)	(9,195)
Schlumberger Ltd.	(110)	(9,235)
		(18,430)
Equity Real Estate Investment Trusts (REITs) – (5.1)%
American Tower Corp.	(88)	(9,300)
AvalonBay Communities, Inc.	(52)	(9,212)
Crown Castle International Corp.	(110)	(9,545)
Equinix, Inc.	(28)	(10,007)
Equity Residential	(152)	(9,783)
General Growth Properties, Inc.	(354)	(8,843)
Prologis, Inc.	(168)	(8,869)
Public Storage	(42)	(9,387)
Simon Property Group, Inc.	(50)	(8,883)
Ventas, Inc.	(152)	(9,503)
Welltower, Inc.	(144)	(9,638)
Weyerhaeuser Co.	(288)	(8,666)
		(111,636)
Food & Staples Retailing – (2.5)%
Costco Wholesale Corp.	(58)	(9,286)
CVS Health Corp.	(118)	(9,311)
Kroger Co. (The)	(266)	(9,180)
Sysco Corp.	(172)	(9,524)
Walgreens Boots Alliance, Inc.	(112)	(9,269)
Wal-Mart Stores, Inc.	(134)	(9,262)
		(55,832)
Food Products – (1.7)%
General Mills, Inc.	(142)	(8,771)
Kellogg Co.	(126)	(9,287)
Kraft Heinz Co. (The)	(102)	(8,907)
Mondelez International, Inc., Class A	(220)	(9,753)
		(36,718)
Health Care Equipment & Supplies – (1.6)%
Abbott Laboratories	(240)	(9,218)
Danaher Corp.	(116)	(9,030)
Medtronic plc	(126)	(8,975)
Stryker Corp.	(74)	(8,866)
		(36,089)
Health Care Providers & Services – (2.1)%
Aetna, Inc.	(74)	(9,177)
Cardinal Health, Inc.	(128)	(9,212)
Express Scripts Holding Co.*	(128)	(8,805)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
McKesson Corp.	(70)	$(9,832)
UnitedHealth Group, Inc.	(58)	(9,282)
		(46,308)
Hotels, Restaurants & Leisure – (2.0)%
Carnival Corp.	(184)	(9,579)
Las Vegas Sands Corp.	(158)	(8,439)
Marriott International, Inc., Class A	(116)	(9,591)
McDonald’s Corp.	(72)	(8,764)
Starbucks Corp.	(154)	(8,550)
		(44,923)
Household Products – (1.2)%
Colgate-Palmolive Co.	(130)	(8,507)
Kimberly-Clark Corp.	(78)	(8,902)
Procter & Gamble Co. (The)	(100)	(8,408)
		(25,817)
Industrial Conglomerates – (1.3)%
3M Co.	(54)	(9,643)
General Electric Co.	(284)	(8,974)
Honeywell International, Inc.	(80)	(9,268)
		(27,885)
Insurance – (3.8)%
Aflac, Inc.	(124)	(8,630)
Allstate Corp. (The)	(128)	(9,487)
American International Group, Inc.	(142)	(9,274)
Aon plc	(88)	(9,815)
Chubb Ltd.	(72)	(9,513)
Marsh & McLennan Cos., Inc.	(130)	(8,787)
MetLife, Inc.	(168)	(9,053)
Prudential Financial, Inc.	(92)	(9,574)
Travelers Cos., Inc. (The)	(74)	(9,059)
		(83,192)
Internet & Direct Marketing Retail – (1.3)%
Amazon.com, Inc.*	(12)	(8,999)
Netflix, Inc.*	(78)	(9,656)
Priceline Group, Inc. (The)*	(6)	(8,796)
		(27,451)
Internet Software & Services – (1.7)%
Alphabet, Inc., Class C*	(12)	(9,262)
eBay, Inc.*	(328)	(9,738)
Facebook, Inc., Class A*	(78)	(8,974)
Yahoo!, Inc.*	(238)	(9,203)
		(37,177)
IT Services – (4.2)%
Accenture plc, Class A	(76)	(8,902)
Automatic Data Processing, Inc.	(98)	(10,073)
Cognizant Technology Solutions Corp., Class A*	(172)	(9,637)

Investments	Number of Shares	Value
Fidelity National Information Services, Inc.	(124)	$(9,379)
Fiserv, Inc.*	(86)	(9,140)
International Business Machines Corp.	(60)	(9,959)
Mastercard, Inc., Class A	(82)	(8,467)
Paychex, Inc.	(150)	(9,132)
PayPal Holdings, Inc.*	(212)	(8,368)
Visa, Inc., Class A	(118)	(9,206)
		(92,263)
Life Sciences Tools & Services – (0.4)%
Thermo Fisher Scientific, Inc.	(60)	(8,466)
Machinery – (2.1)%
Caterpillar, Inc.	(96)	(8,903)
Cummins, Inc.	(64)	(8,747)
Deere & Co.	(90)	(9,274)
Illinois Tool Works, Inc.	(80)	(9,797)
PACCAR, Inc.	(156)	(9,968)
		(46,689)
Media – (1.7)%
Charter Communications, Inc.*	(34)	(9,789)
Comcast Corp., Class A	(136)	(9,391)
Twenty-First Century Fox, Inc., Class A	(324)	(9,085)
Walt Disney Co. (The)	(94)	(9,797)
		(38,062)
Metals & Mining – (0.8)%
Newmont Mining Corp.	(282)	(9,608)
Nucor Corp.	(146)	(8,690)
		(18,298)
Multiline Retail – (0.4)%
Target Corp.	(118)	(8,523)
Multi-Utilities – (0.8)%
Dominion Resources, Inc.	(122)	(9,344)
Sempra Energy	(86)	(8,655)
		(17,999)
Oil, Gas & Consumable Fuels – (4.6)%
Anadarko Petroleum Corp.	(142)	(9,902)
Chevron Corp.	(78)	(9,181)
ConocoPhillips	(202)	(10,128)
EOG Resources, Inc.	(94)	(9,503)
Exxon Mobil Corp.	(104)	(9,387)
Kinder Morgan, Inc.	(418)	(8,657)
Occidental Petroleum Corp.	(124)	(8,833)
Phillips 66	(108)	(9,332)
Pioneer Natural Resources Co.	(50)	(9,003)
Spectra Energy Corp.	(224)	(9,204)
Valero Energy Corp.	(134)	(9,155)
		(102,285)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Pharmaceuticals – (2.1)%
Bristol-Myers Squibb Co.	(158)	$(9,233)
Eli Lilly & Co.	(136)	(10,003)
Johnson & Johnson	(74)	(8,526)
Merck & Co., Inc.	(154)	(9,066)
Pfizer, Inc.	(284)	(9,224)
		(46,052)
Road & Rail – (1.3)%
CSX Corp.	(256)	(9,198)
Norfolk Southern Corp.	(86)	(9,294)
Union Pacific Corp.	(88)	(9,124)
		(27,616)
Semiconductors & Semiconductor Equipment – (3.0)%
Analog Devices, Inc.	(124)	(9,005)
Applied Materials, Inc.	(304)	(9,810)
Broadcom Ltd.	(56)	(9,899)
Intel Corp.	(262)	(9,503)
NVIDIA Corp.	(86)	(9,180)
QUALCOMM, Inc.	(130)	(8,476)
Texas Instruments, Inc.	(128)	(9,340)
		(65,213)
Software – (2.4)%
Activision Blizzard, Inc.	(250)	(9,027)
Adobe Systems, Inc.*	(82)	(8,442)
Intuit, Inc.	(80)	(9,169)
Microsoft Corp.	(156)	(9,694)
Oracle Corp.	(218)	(8,382)
salesforce.com, Inc.*	(126)	(8,626)
		(53,340)
Specialty Retail – (1.6)%
Home Depot, Inc. (The)	(70)	(9,386)
Lowe’s Cos., Inc.	(126)	(8,961)
O’Reilly Automotive, Inc.*	(32)	(8,909)
TJX Cos., Inc. (The)	(120)	(9,015)
		(36,271)

Investments	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (1.2)%
Apple, Inc.	(80)	$(9,265)
Hewlett Packard Enterprise Co.	(386)	(8,932)
HP, Inc.	(576)	(8,548)
		(26,745)
Textiles, Apparel & Luxury Goods – (0.8)%
NIKE, Inc., Class B	(164)	(8,336)
VF Corp.	(168)	(8,963)
		(17,299)
Tobacco – (1.2)%
Altria Group, Inc.	(130)	(8,791)
Philip Morris International, Inc.	(104)	(9,515)
Reynolds American, Inc.	(160)	(8,966)
		(27,272)
Total Common Stocks (Proceeds $(1,754,411))		(1,843,860)
Total Short Positions (Proceeds $(1,754,411))		(1,843,860)
Total Investments — 1.7% (Cost $13,763)		38,650
Other Assets Less Liabilities — 98.3%		2,171,373
Net Assets — 100.0%		$2,210,023
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $897,637.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,677
Aggregate gross unrealized depreciation	(336,748)
Net unrealized depreciation	$(228,071)
Federal income tax cost of investments	$266,721

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
287,290 USD	10/04/2017	Morgan Stanley	1.11%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(3))	$55,966	—		$55,966
(318,632) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	0.44%	(56,626)	$10,000	(4)	(46,626)
					$(660)			$9,340
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 90.1%
Common Stocks – 90.1%
Aerospace & Defense – 3.6%
Huntington Ingalls Industries, Inc.(a)	240	$44,206
L-3 Communications Holdings, Inc.(a)	290	44,112
Lockheed Martin Corp.(a)	180	44,989
Northrop Grumman Corp.(a)	190	44,190
Orbital ATK, Inc.(a)	510	44,742
Raytheon Co.(a)	310	44,020
Spirit AeroSystems Holdings, Inc., Class A(a)	760	44,346
TransDigm Group, Inc.	180	44,813
		355,418
Air Freight & Logistics – 1.4%
CH Robinson Worldwide, Inc.(a)	610	44,689
Expeditors International of Washington, Inc.(a)	840	44,486
United Parcel Service, Inc., Class B	390	44,710
		133,885
Beverages – 0.9%
Constellation Brands, Inc., Class A(a)	290	44,460
Dr Pepper Snapple Group, Inc.(a)	490	44,428
		88,888
Chemicals – 2.3%
Ashland Global Holdings, Inc.	410	44,809
Dow Chemical Co. (The)(a)	780	44,632
International Flavors & Fragrances, Inc.(a)	380	44,775
Praxair, Inc.(a)	380	44,532
Scotts Miracle-Gro Co. (The), Class A(a)	470	44,909
		223,657
Commercial Services & Supplies – 0.9%
Republic Services, Inc.(a)	780	44,499
Waste Management, Inc.	630	44,673
		89,172
Communications Equipment – 0.9%
F5 Networks, Inc.*(a)	310	44,863
Juniper Networks, Inc.(a)	1,580	44,651
		89,514
Containers & Packaging – 2.2%
AptarGroup, Inc.(a)	600	44,070
Avery Dennison Corp.(a)	630	44,238
Ball Corp.(a)	590	44,291
Graphic Packaging Holding Co.(a)	3,570	44,554
Silgan Holdings, Inc.(a)	870	44,527
		221,680

Investments	Number of Shares	Value
Diversified Consumer Services – 0.4%
H&R Block, Inc.(a)	1,930	$44,371
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	1,050	44,657
Verizon Communications, Inc.	830	44,305
Zayo Group Holdings, Inc.*	1,350	44,361
		133,323
Electric Utilities – 2.7%
Alliant Energy Corp.(a)	1,170	44,331
Duke Energy Corp.(a)	570	44,243
NextEra Energy, Inc.(a)	370	44,200
OGE Energy Corp.(a)	1,320	44,154
Portland General Electric Co.(a)	1,020	44,197
Xcel Energy, Inc.	1,090	44,363
		265,488
Electronic Equipment, Instruments & Components – 0.5%
FLIR Systems, Inc.(a)	1,230	44,514
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	530	44,493
Equity Real Estate Investment Trusts (REITs) – 15.8%
American Campus Communities, Inc.(a)	890	44,295
Apartment Investment & Management Co., Class A	980	44,541
Apple Hospitality REIT, Inc.(a)	2,230	44,556
AvalonBay Communities, Inc.(a)	250	44,288
Brixmor Property Group, Inc.(a)	1,830	44,689
Columbia Property Trust, Inc.(a)	2,060	44,496
CoreSite Realty Corp.(a)	560	44,447
Crown Castle International Corp.(a)	510	44,253
CubeSmart(a)	1,670	44,706
Digital Realty Trust, Inc.(a)	450	44,217
Education Realty Trust, Inc.(a)	1,050	44,415
EPR Properties(a)	620	44,497
Equinix, Inc.(a)	120	42,889
Equity Commonwealth*	1,470	44,453
Equity LifeStyle Properties, Inc.(a)	620	44,702
Equity Residential(a)	690	44,408
Essex Property Trust, Inc.(a)	190	44,175
Extra Space Storage, Inc.(a)	580	44,799
Federal Realty Investment Trust(a)	310	44,054
Gaming and Leisure Properties, Inc.(a)	1,460	44,705
Healthcare Realty Trust, Inc.(a)	1,470	44,570
Healthcare Trust of America, Inc., Class A(a)	1,530	44,538
Life Storage, Inc.(a)	520	44,335
Mid-America Apartment Communities, Inc.(a)	460	45,043
National Retail Properties, Inc.(a)	1,000	44,200

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Public Storage(a)	200	$44,700
Realty Income Corp.(a)	770	44,260
Retail Properties of America, Inc., Class A(a)	2,900	44,457
Senior Housing Properties Trust(a)	2,350	44,486
Spirit Realty Capital, Inc.(a)	4,140	44,960
STORE Capital Corp.(a)	1,800	44,478
Sun Communities, Inc.(a)	580	44,434
UDR, Inc.	1,230	44,871
Ventas, Inc.	710	44,389
Welltower, Inc.(a)	670	44,843
		1,556,149
Food & Staples Retailing – 3.1%
Casey's General Stores, Inc.(a)	370	43,986
CVS Health Corp.(a)	560	44,190
Kroger Co. (The)(a)	1,290	44,518
Sysco Corp.	800	44,296
Walgreens Boots Alliance, Inc.	540	44,690
Wal-Mart Stores, Inc.	640	44,237
Whole Foods Market, Inc.	1,440	44,294
		310,211
Food Products – 3.6%
B&G Foods, Inc.(a)	1,010	44,238
Campbell Soup Co.(a)	740	44,748
Conagra Brands, Inc.(a)	1,120	44,296
Hershey Co. (The)(a)	430	44,475
Hormel Foods Corp.(a)	1,280	44,557
Kellogg Co.(a)	600	44,226
Pinnacle Foods, Inc.(a)	830	44,363
Tyson Foods, Inc., Class A	720	44,409
		355,312
Health Care Equipment & Supplies – 4.5%
Baxter International, Inc.(a)	1,000	44,340
Boston Scientific Corp.*(a)	2,060	44,558
CR Bard, Inc.(a)	200	44,932
Edwards Lifesciences Corp.*(a)	470	44,039
Hill-Rom Holdings, Inc.(a)	790	44,350
Intuitive Surgical, Inc.*(a)	70	44,392
Medtronic plc(a)	620	44,163
ResMed, Inc.(a)	710	44,055
Stryker Corp.	370	44,330
Teleflex, Inc.	280	45,122
		444,281
Health Care Providers & Services – 2.3%
Centene Corp.*(a)	790	44,643
HCA Holdings, Inc.*(a)	600	44,412
HealthSouth Corp.(a)	1,080	44,539
LifePoint Health, Inc.*(a)	780	44,304

Investments	Number of Shares	Value
Universal Health Services, Inc., Class B	420	$44,680
		222,578
Health Care Technology – 0.5%
Cerner Corp.*(a)	940	44,528
Hotels, Restaurants & Leisure – 5.0%
Aramark(a)	1,240	44,293
Brinker International, Inc.(a)	900	44,577
Cheesecake Factory, Inc. (The)(a)	740	44,311
Chipotle Mexican Grill, Inc.*(a)	120	45,278
Cracker Barrel Old Country Store, Inc.	270	45,085
Darden Restaurants, Inc.(a)	610	44,359
Domino's Pizza, Inc.	280	44,587
Dunkin' Brands Group, Inc.(a)	850	44,574
Jack in the Box, Inc.(a)	400	44,656
McDonald's Corp.(a)	360	43,819
Panera Bread Co., Class A*(a)	220	45,120
		490,659
Household Products – 2.2%
Church & Dwight Co., Inc.(a)	1,000	44,190
Clorox Co. (The)(a)	370	44,407
Kimberly-Clark Corp.(a)	390	44,507
Procter & Gamble Co. (The)(a)	530	44,562
Spectrum Brands Holdings, Inc.(a)	360	44,039
		221,705
Insurance – 4.0%
Aon plc(a)	400	44,612
Arch Capital Group Ltd.*(a)	510	44,008
Axis Capital Holdings Ltd.(a)	680	44,384
Everest Re Group Ltd.(a)	200	43,280
Old Republic International Corp.(a)	2,330	44,270
ProAssurance Corp.(a)	790	44,398
RenaissanceRe Holdings Ltd.(a)	330	44,953
Validus Holdings Ltd.	810	44,558
White Mountains Insurance Group Ltd.	50	41,802
		396,265
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*	670	44,676
eBay, Inc.*(a)	1,500	44,535
Facebook, Inc., Class A*(a)	390	44,869
GrubHub, Inc.*(a)	1,180	44,392
		178,472
IT Services – 5.9%
Amdocs Ltd.(a)	760	44,270
Booz Allen Hamilton Holding Corp.(a)	1,230	44,366
Broadridge Financial Solutions, Inc.(a)	670	44,421
Cognizant Technology Solutions Corp., Class A*	790	44,264

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
CoreLogic, Inc.*(a)	1,200	$44,196
Euronet Worldwide, Inc.*(a)	610	44,182
Fidelity National Information Services, Inc.(a)	590	44,628
Gartner, Inc.*(a)	440	44,471
Genpact Ltd.*(a)	1,830	44,542
International Business Machines Corp.(a)	270	44,817
Jack Henry & Associates, Inc.(a)	500	44,390
Leidos Holdings, Inc.	870	44,492
Vantiv, Inc., Class A*	750	44,715
		577,754
Machinery – 0.4%
Deere & Co.(a)	430	44,307
Media – 1.3%
AMC Networks, Inc., Class A*(a)	850	44,489
Cable One, Inc.(a)	70	43,521
Regal Entertainment Group, Class A(a)	2,160	44,496
		132,506
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	560	43,876
Newmont Mining Corp.(a)	1,290	43,950
Royal Gold, Inc.(a)	690	43,712
		131,538
Mortgage Real Estate Investment Trusts (REITs) – 2.2%
AGNC Investment Corp.(a)	2,450	44,419
Annaly Capital Management, Inc.(a)	4,430	44,167
Chimera Investment Corp.(a)	2,610	44,422
MFA Financial, Inc.(a)	5,810	44,330
Two Harbors Investment Corp.	5,080	44,298
		221,636
Multi-Utilities – 1.8%
Black Hills Corp.(a)	720	44,165
CMS Energy Corp.(a)	1,060	44,117
Consolidated Edison, Inc.(a)	600	44,208
WEC Energy Group, Inc.	750	43,987
		176,477
Oil, Gas & Consumable Fuels – 4.5%
Antero Resources Corp.*(a)	1,870	44,225
Chevron Corp.(a)	380	44,726
EOG Resources, Inc.	440	44,484
EQT Corp.(a)	680	44,472
Exxon Mobil Corp.	490	44,227
Occidental Petroleum Corp.(a)	620	44,163

Investments	Number of Shares	Value
Pioneer Natural Resources Co.(a)	250	$45,018
Spectra Energy Corp.(a)	1,080	44,377
Tesoro Corp.	510	44,599
World Fuel Services Corp.(a)	970	44,533
		444,824
Pharmaceuticals – 1.4%
Johnson & Johnson	390	44,932
Perrigo Co. plc(a)	540	44,944
Pfizer, Inc.(a)	1,370	44,498
		134,374
Professional Services – 0.9%
IHS Markit Ltd.*(a)	1,250	44,263
Verisk Analytics, Inc.*	550	44,643
		88,906
Road & Rail – 1.3%
Kansas City Southern	520	44,122
Landstar System, Inc.(a)	520	44,356
Union Pacific Corp.	430	44,582
		133,060
Semiconductors & Semiconductor Equipment – 0.5%
KLA-Tencor Corp.(a)	570	44,848
Software – 3.6%
Cadence Design Systems, Inc.*(a)	1,760	44,387
CDK Global, Inc.(a)	740	44,171
Ellie Mae, Inc.*(a)	530	44,350
Intuit, Inc.(a)	390	44,698
Oracle Corp.(a)	1,160	44,602
Symantec Corp.	1,860	44,435
Tyler Technologies, Inc.*	310	44,259
VMware, Inc., Class A*	560	44,089
		354,991
Specialty Retail – 1.4%
AutoZone, Inc.*(a)	60	47,387
Murphy USA, Inc.*(a)	720	44,258
Sally Beauty Holdings, Inc.*(a)	1,690	44,650
		136,295
Textiles, Apparel & Luxury Goods – 0.5%
Carter's, Inc.(a)	520	44,923
Tobacco – 1.4%
Altria Group, Inc.(a)	660	44,629
Philip Morris International, Inc.(a)	490	44,830
Reynolds American, Inc.(a)	790	44,272
		133,731

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Trading Companies & Distributors – 1.3%
MSC Industrial Direct Co., Inc., Class A(a)	480	$44,347
WW Grainger, Inc.(a)	190	44,128
Watsco, Inc.	300	44,436
		132,911
Total Common Stocks (Cost $8,533,730)		8,887,644
Total Long Positions (Cost $8,533,730)		8,887,644
Short Positions – (89.0)%
Common Stocks – (89.0)%
Aerospace & Defense – (0.4)%
Esterline Technologies Corp.*	(490)	(43,708)
Air Freight & Logistics – (0.5)%
XPO Logistics, Inc.*	(1,020)	(44,023)
Airlines – (1.8)%
Alaska Air Group, Inc.	(500)	(44,365)
American Airlines Group, Inc.	(940)	(43,889)
JetBlue Airways Corp.*	(1,960)	(43,943)
United Continental Holdings, Inc.*	(600)	(43,728)
		(175,925)
Auto Components – (2.2)%
BorgWarner, Inc.	(1,120)	(44,173)
Dana, Inc.	(2,320)	(44,034)
Delphi Automotive plc	(650)	(43,777)
Goodyear Tire & Rubber Co. (The)	(1,430)	(44,144)
Tenneco, Inc.*	(700)	(43,729)
		(219,857)
Automobiles – (1.3)%
Ford Motor Co.	(3,620)	(43,911)
General Motors Co.	(1,260)	(43,898)
Harley-Davidson, Inc.	(750)	(43,755)
		(131,564)
Banks – (6.2)%
BancorpSouth, Inc.	(1,410)	(43,780)
Bank of America Corp.	(1,990)	(43,979)
Bank of the Ozarks, Inc.	(840)	(44,176)
BOK Financial Corp.	(530)	(44,011)
Citigroup, Inc.	(740)	(43,978)
Cullen/Frost Bankers, Inc.	(500)	(44,115)
East West Bancorp, Inc.	(860)	(43,714)
MB Financial, Inc.	(930)	(43,924)
PacWest Bancorp	(800)	(43,552)
Prosperity Bancshares, Inc.	(610)	(43,786)
SVB Financial Group*	(250)	(42,915)
Texas Capital Bancshares, Inc.*	(560)	(43,904)

Investments	Number of Shares	Value
Western Alliance Bancorp*	(900)	$(43,839)
Zions Bancorp	(1,020)	(43,901)
		(613,574)
Biotechnology – (5.8)%
ACADIA Pharmaceuticals, Inc.*	(1,530)	(44,125)
Alnylam Pharmaceuticals, Inc.*	(1,180)	(44,179)
BioMarin Pharmaceutical, Inc.*	(540)	(44,734)
Celgene Corp.*	(380)	(43,985)
Intrexon Corp.*	(1,810)	(43,983)
Ionis Pharmaceuticals, Inc.*	(920)	(44,004)
Juno Therapeutics, Inc.*	(2,320)	(43,732)
Neurocrine Biosciences, Inc.*	(1,150)	(44,505)
Regeneron Pharmaceuticals, Inc.*	(120)	(44,051)
Seattle Genetics, Inc.*	(830)	(43,799)
TESARO, Inc.*	(330)	(44,378)
Ultragenyx Pharmaceutical, Inc.*	(630)	(44,295)
Vertex Pharmaceuticals, Inc.*	(590)	(43,465)
		(573,235)
Capital Markets – (8.0)%
Affiliated Managers Group, Inc.*	(300)	(43,590)
Ameriprise Financial, Inc.	(400)	(44,376)
Charles Schwab Corp. (The)	(1,110)	(43,812)
E*TRADE Financial Corp.*	(1,270)	(44,005)
Eaton Vance Corp.	(1,050)	(43,974)
Federated Investors, Inc., Class B	(1,550)	(43,834)
Franklin Resources, Inc.	(1,110)	(43,934)
Goldman Sachs Group, Inc. (The)	(180)	(43,101)
Invesco Ltd.	(1,450)	(43,993)
Janus Capital Group, Inc.	(3,300)	(43,791)
Lazard Ltd., Class A	(1,070)	(43,966)
Legg Mason, Inc.	(1,470)	(43,968)
LPL Financial Holdings, Inc.	(1,240)	(43,660)
Moody's Corp.	(470)	(44,307)
Morgan Stanley	(1,040)	(43,940)
NorthStar Asset Management Group, Inc.	(2,950)	(44,014)
Stifel Financial Corp.*	(880)	(43,956)
TD Ameritrade Holding Corp.	(1,010)	(44,036)
		(790,257)
Chemicals – (2.2)%
CF Industries Holdings, Inc.	(1,400)	(44,072)
Chemours Co. (The)	(2,000)	(44,180)
Huntsman Corp.	(2,310)	(44,075)
Olin Corp.	(1,710)	(43,793)
Platform Specialty Products Corp.*	(4,500)	(44,145)
		(220,265)
Commercial Services & Supplies – (0.4)%
Pitney Bowes, Inc.	(2,890)	(43,899)
Construction & Engineering – (1.8)%
AECOM*	(1,200)	(43,632)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Chicago Bridge & Iron Co. NV	(1,380)	$(43,815)
Fluor Corp.	(840)	(44,117)
KBR, Inc.	(2,630)	(43,894)
		(175,458)
Construction Materials – (0.4)%
Eagle Materials, Inc.	(440)	(43,353)
Consumer Finance – (1.8)%
Capital One Financial Corp.	(500)	(43,620)
Navient Corp.	(2,670)	(43,868)
SLM Corp.*	(3,970)	(43,749)
Synchrony Financial	(1,210)	(43,887)
		(175,124)
Containers & Packaging – (0.5)%
Owens-Illinois, Inc.*	(2,530)	(44,047)
Diversified Financial Services – (0.9)%
Leucadia National Corp.	(1,890)	(43,943)
Voya Financial, Inc.	(1,120)	(43,926)
		(87,869)
Electric Utilities – (1.3)%
ALLETE, Inc.	(680)	(43,649)
FirstEnergy Corp.	(1,410)	(43,668)
IDACORP, Inc.	(540)	(43,497)
		(130,814)
Electrical Equipment – (0.9)%
Regal Beloit Corp.	(630)	(43,627)
Sensata Technologies Holding NV*	(1,130)	(44,014)
		(87,641)
Electronic Equipment, Instruments & Components – (2.7)%
Belden, Inc.	(580)	(43,367)
Cognex Corp.	(690)	(43,898)
Jabil Circuit, Inc.	(1,850)	(43,789)
Keysight Technologies, Inc.*	(1,200)	(43,884)
Universal Display Corp.*	(780)	(43,914)
Zebra Technologies Corp., Class A*	(510)	(43,738)
		(262,590)
Energy Equipment & Services – (1.3)%
Ensco plc, Class A	(4,500)	(43,740)
Nabors Industries Ltd.	(2,680)	(43,952)
Weatherford International plc*	(8,800)	(43,912)
		(131,604)
Equity Real Estate Investment Trusts (REITs) – (1.3)%
RLJ Lodging Trust	(1,790)	(43,837)
Sunstone Hotel Investors, Inc.	(2,870)	(43,768)
Weyerhaeuser Co.	(1,460)	(43,931)
		(131,536)

Investments	Number of Shares	Value
Food Products – (0.5)%
Darling Ingredients, Inc.*	(3,410)	$(44,023)
Gas Utilities – (0.9)%
National Fuel Gas Co.	(770)	(43,613)
WGL Holdings, Inc.	(570)	(43,479)
		(87,092)
Health Care Providers & Services – (0.5)%
Brookdale Senior Living, Inc.*	(3,550)	(44,091)
Hotels, Restaurants & Leisure – (1.8)%
Norwegian Cruise Line Holdings Ltd.*	(1,040)	(44,231)
Royal Caribbean Cruises Ltd.	(540)	(44,302)
Wynn Resorts Ltd.	(510)	(44,120)
Yum Brands, Inc.	(690)	(43,698)
		(176,351)
Household Durables – (1.8)%
CalAtlantic Group, Inc.	(1,290)	(43,873)
Harman International Industries, Inc.	(390)	(43,352)
Tempur Sealy International, Inc.*	(640)	(43,699)
Whirlpool Corp.	(240)	(43,625)
		(174,549)
Independent Power and Renewable Electricity Producers – (1.3)%
AES Corp.	(3,750)	(43,575)
Calpine Corp.*	(3,820)	(43,663)
NRG Energy, Inc.	(3,560)	(43,645)
		(130,883)
Insurance – (3.1)%
CNO Financial Group, Inc.	(2,290)	(43,853)
Lincoln National Corp.	(660)	(43,738)
MetLife, Inc.	(820)	(44,190)
Primerica, Inc.	(630)	(43,565)
Principal Financial Group, Inc.	(760)	(43,974)
Prudential Financial, Inc.	(420)	(43,705)
Unum Group	(1,000)	(43,930)
		(306,955)
Internet & Direct Marketing Retail – (1.3)%
Groupon, Inc.*	(13,120)	(43,558)
Liberty Interactive Corp. QVC Group, Class A*	(2,200)	(43,956)
Priceline Group, Inc. (The)*	(30)	(43,982)
		(131,496)
Internet Software & Services – (0.9)%
Twitter, Inc.*	(2,690)	(43,847)
Yelp, Inc.*	(1,150)	(43,850)
		(87,697)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
IT Services – (2.7)%
Computer Sciences Corp.	(740)	$(43,971)
EPAM Systems, Inc.*	(680)	(43,731)
First Data Corp., Class A*	(3,110)	(44,131)
FleetCor Technologies, Inc.*	(310)	(43,871)
Teradata Corp.*	(1,620)	(44,015)
WEX, Inc.*	(390)	(43,524)
		(263,243)
Leisure Products – (0.4)%
Brunswick Corp.	(800)	(43,632)
Machinery – (4.0)%
Colfax Corp.*	(1,220)	(43,835)
ITT, Inc.	(1,140)	(43,970)
Kennametal, Inc.	(1,400)	(43,764)
Middleby Corp. (The)*	(340)	(43,795)
Nordson Corp.	(390)	(43,699)
Pentair plc	(780)	(43,735)
Terex Corp.	(1,390)	(43,827)
Timken Co. (The)	(1,110)	(44,067)
WABCO Holdings, Inc.*	(420)	(44,583)
		(395,275)
Media – (2.2)%
Lions Gate Entertainment Corp., Class B*	(1,790)	(43,927)
News Corp., Class A	(3,820)	(43,777)
TEGNA, Inc.	(2,060)	(44,063)
Tribune Media Co., Class A	(1,260)	(44,075)
Viacom, Inc., Class B	(1,250)	(43,875)
		(219,717)
Metals & Mining – (0.9)%
Freeport-McMoRan, Inc.*	(3,330)	(43,923)
United States Steel Corp.	(1,320)	(43,573)
		(87,496)
Multiline Retail – (0.9)%
Kohl's Corp.	(890)	(43,948)
Nordstrom, Inc.	(920)	(44,096)
		(88,044)
Multi-Utilities – (0.5)%
Sempra Energy	(440)	(44,282)
Oil, Gas & Consumable Fuels – (4.4)%
Anadarko Petroleum Corp.	(630)	(43,930)
Chesapeake Energy Corp.*	(6,260)	(43,945)
CONSOL Energy, Inc.	(2,390)	(43,570)
Energen Corp.*	(760)	(43,829)
Marathon Oil Corp.	(2,540)	(43,967)
Murphy Oil Corp.	(1,410)	(43,893)

Investments	Number of Shares	Value
SM Energy Co.	(1,270)	$(43,790)
Targa Resources Corp.	(780)	(43,735)
Whiting Petroleum Corp.*	(3,650)	(43,873)
Williams Cos., Inc. (The)	(1,410)	(43,907)
		(438,439)
Personal Products – (0.4)%
Avon Products, Inc.*	(8,730)	(43,999)
Pharmaceuticals – (1.8)%
Endo International plc*	(2,680)	(44,139)
Horizon Pharma plc*	(2,720)	(44,010)
Jazz Pharmaceuticals plc*	(400)	(43,612)
Mallinckrodt plc*	(890)	(44,340)
		(176,101)
Professional Services – (0.4)%
Robert Half International, Inc.	(900)	(43,902)
Real Estate Management & Development – (0.9)%
CBRE Group, Inc., Class A*	(1,400)	(44,086)
Jones Lang LaSalle, Inc.	(440)	(44,458)
		(88,544)
Road & Rail – (1.3)%
Avis Budget Group, Inc.*	(1,200)	(44,016)
Genesee & Wyoming, Inc., Class A*	(630)	(43,728)
Ryder System, Inc.	(590)	(43,920)
		(131,664)
Semiconductors & Semiconductor Equipment – (4.5)%
Advanced Micro Devices, Inc.*	(3,880)	(43,999)
Applied Materials, Inc.	(1,360)	(43,887)
Cavium, Inc.*	(700)	(43,708)
Cypress Semiconductor Corp.	(3,850)	(44,044)
Integrated Device Technology, Inc.*	(1,870)	(44,057)
NVIDIA Corp.	(410)	(43,764)
ON Semiconductor Corp.*	(3,440)	(43,895)
Qorvo, Inc.*	(840)	(44,293)
Silicon Laboratories, Inc.*	(680)	(44,200)
Skyworks Solutions, Inc.	(590)	(44,049)
		(439,896)
Software – (2.7)%
FireEye, Inc.*	(3,690)	(43,911)
Manhattan Associates, Inc.*	(820)	(43,485)
Proofpoint, Inc.*	(620)	(43,803)
Splunk, Inc.*	(860)	(43,989)
Tableau Software, Inc., Class A*	(1,040)	(43,836)
Workday, Inc., Class A*	(660)	(43,619)
		(262,643)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Specialty Retail – (2.7)%
American Eagle Outfitters, Inc.	(2,890)	$(43,841)
CarMax, Inc.*	(680)	(43,785)
GameStop Corp., Class A	(1,730)	(43,700)
Gap, Inc. (The)	(1,960)	(43,982)
Lithia Motors, Inc., Class A	(450)	(43,574)
Staples, Inc.	(4,880)	(44,164)
		(263,046)
Technology Hardware, Storage & Peripherals – (1.3)%
Hewlett Packard Enterprise Co.	(1,900)	(43,966)
NCR Corp.*	(1,080)	(43,805)
Xerox Corp.	(5,000)	(43,650)
		(131,421)
Textiles, Apparel & Luxury Goods – (0.5)%
Ralph Lauren Corp.	(490)	(44,257)
Trading Companies & Distributors – (1.8)%
Air Lease Corp.	(1,280)	(43,942)
HD Supply Holdings, Inc.*	(1,040)	(44,210)
United Rentals, Inc.*	(420)	(44,344)
WESCO International, Inc.*	(660)	(43,923)
		(176,419)

Investments	Number of Shares	Value
Wireless Telecommunication Services – (0.9)%
Sprint Corp.*	(5,190)	$(43,700)
Telephone & Data Systems, Inc.	(1,520)	(43,882)
		(87,582)
Total Common Stocks (Proceeds $(8,792,887))		(8,779,082)
Total Short Positions (Proceeds $(8,792,887))		(8,779,082)
Total Investments — 1.1% (Cost $(259,157))		108,562
Other Assets Less Liabilities — 98.9%		9,755,278
Net Assets — 100.0%		$9,863,840
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $6,766,870.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,380
Aggregate gross unrealized depreciation	(1,193,385)
Net unrealized depreciation	$(324,005)
Federal income tax cost of investments	$432,567

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
801,946 USD	10/04/2017	Morgan Stanley	1.11%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$193,758	—		$193,758
(1,011,363) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	0.44%	(102,953)	$102,953	(4)	—
					$90,805			$193,758
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 98.2%
Common Stocks – 84.4%
Automobiles – 1.0%
Ford Motor Co.(a)	4,164	$50,509
Banks – 2.9%
PacWest Bancorp	924	50,303
People’s United Financial, Inc.	2,604	50,413
Valley National Bancorp	4,324	50,331
		151,047
Beverages – 1.0%
Coca-Cola Co. (The)	1,216	50,415
Biotechnology – 1.0%
AbbVie, Inc.(a)	808	50,597
Chemicals – 2.0%
CF Industries Holdings, Inc.(a)	1,612	50,746
Mosaic Co. (The)	1,728	50,682
		101,428
Commercial Services & Supplies – 1.0%
Pitney Bowes, Inc.	3,324	50,492
Consumer Finance – 1.0%
Navient Corp.	3,076	50,539
Containers & Packaging – 1.0%
International Paper Co.	952	50,513
Diversified Consumer Services – 1.0%
H&R Block, Inc.	2,196	50,486
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	1,188	50,526
CenturyLink, Inc.(a)	2,108	50,128
Frontier Communications Corp.	14,972	50,605
Verizon Communications, Inc.	948	50,604
		201,863
Electric Utilities – 11.7%
American Electric Power Co., Inc.(a)	800	50,368
Duke Energy Corp.(a)	648	50,298
Entergy Corp.(a)	688	50,547
Exelon Corp.(a)	1,416	50,254
FirstEnergy Corp.	1,624	50,295
Great Plains Energy, Inc.	1,884	51,527
Hawaiian Electric Industries, Inc.	1,516	50,134
OGE Energy Corp.	1,500	50,175
Pinnacle West Capital Corp.	644	50,251
PPL Corp.	1,472	50,122
Southern Co. (The)	1,024	50,371
Xcel Energy, Inc.	1,232	50,143
		604,485

Investments	Number of Shares	Value
Electrical Equipment – 0.9%
Emerson Electric Co.(a)	888	$49,506
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.	664	51,394
Equity Real Estate Investment Trusts (REITs) – 14.7%
DDR Corp.	3,308	50,513
EPR Properties	700	50,239
Gaming and Leisure Properties, Inc.	1,652	50,584
Hospitality Properties Trust	1,580	50,149
LaSalle Hotel Properties	1,652	50,337
Liberty Property Trust	1,272	50,244
Medical Properties Trust, Inc.	4,088	50,282
Omega Healthcare Investors, Inc.	1,616	50,516
Outfront Media, Inc.	2,028	50,436
RLJ Lodging Trust	2,060	50,449
Senior Housing Properties Trust	2,664	50,430
Spirit Realty Capital, Inc.	4,644	50,434
Sunstone Hotel Investors, Inc.	3,300	50,325
Welltower, Inc.	756	50,599
WP Carey, Inc.	864	51,054
		756,591
Food Products – 2.0%
B&G Foods, Inc.(a)	1,172	51,334
Kraft Heinz Co. (The)	576	50,296
		101,630
Hotels, Restaurants & Leisure – 2.0%
Las Vegas Sands Corp.	948	50,633
Six Flags Entertainment Corp.	844	50,606
		101,239
Independent Power and Renewable Electricity Producers – 1.0%
AES Corp.(a)	4,360	50,663
Insurance – 1.9%
Mercury General Corp.	832	50,095
Old Republic International Corp.	2,648	50,312
		100,407
IT Services – 1.0%
International Business Machines Corp.	304	50,461
Leisure Products – 1.0%
Mattel, Inc.	1,832	50,472
Media – 1.0%
Regal Entertainment Group, Class A	2,452	50,511
Mortgage Real Estate Investment Trusts (REITs) – 3.9%
Annaly Capital Management, Inc.	5,040	50,249
Chimera Investment Corp.(a)	2,996	50,992

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
MFA Financial, Inc.	6,596	$50,327
Starwood Property Trust, Inc.	2,296	50,397
		201,965
Multiline Retail – 1.9%
Kohl’s Corp.	1,024	50,565
Macy’s, Inc.	1,412	50,564
		101,129
Multi-Utilities – 5.9%
Ameren Corp.(a)	960	50,362
CenterPoint Energy, Inc.(a)	2,040	50,266
Consolidated Edison, Inc.(a)	684	50,397
Dominion Resources, Inc.(a)	656	50,243
Public Service Enterprise Group, Inc.	1,148	50,374
WEC Energy Group, Inc.	856	50,204
		301,846
Oil, Gas & Consumable Fuels – 9.8%
Chevron Corp.(a)	428	50,376
Exxon Mobil Corp.	560	50,546
HollyFrontier Corp.	1,532	50,188
Occidental Petroleum Corp.	708	50,431
ONEOK, Inc.	880	50,521
Plains GP Holdings LP, Class A	1,440	49,939
Spectra Energy Corp.	1,228	50,458
Targa Resources Corp.	900	50,463
Valero Energy Corp.	740	50,557
Western Refining, Inc.	1,332	50,416
		503,895
Pharmaceuticals – 1.0%
Pfizer, Inc.	1,568	50,929
Semiconductors & Semiconductor Equipment – 1.0%
Cypress Semiconductor Corp.(a)	4,480	51,251
Specialty Retail – 2.0%
Gap, Inc. (The)	2,260	50,715
Staples, Inc.	5,608	50,752
		101,467
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc.(a)	1,444	50,569
Tobacco – 2.9%
Altria Group, Inc.	744	50,309
Philip Morris International, Inc.	552	50,502
Reynolds American, Inc.	916	51,333
		152,144
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	620	50,654
Total Common Stocks (Cost $4,081,740)		4,341,097

Investments	Number of Shares	Value
Master Limited Partnerships – 13.8%
Gas Utilities – 1.0%
AmeriGas Partners LP	1,052	$50,412
Industrial Conglomerates – 0.9%
Icahn Enterprises LP	836	50,093
Oil, Gas & Consumable Fuels – 11.9%
Buckeye Partners LP(a)	776	51,340
DCP Midstream Partners LP(a)	1,320	50,661
Enbridge Energy Partners LP(a)	2,012	51,266
Energy Transfer Partners LP	1,448	51,853
EnLink Midstream Partners LP(a)	2,740	50,471
Genesis Energy LP	1,408	50,716
NuStar Energy LP	1,008	50,198
ONEOK Partners LP	1,168	50,236
Sunoco Logistics Partners LP	2,124	51,018
TC PipeLines LP	864	50,838
Tesoro Logistics LP	996	50,607
Williams Partners LP	1,324	50,352
		609,556
Total Master Limited Partnerships (Cost $642,433)		710,061
Total Long Positions (Cost $4,724,173)		5,051,158
Short Positions – (49.0)%
Common Stocks – (48.8)%
Aerospace & Defense – (0.2)%
Spirit AeroSystems Holdings, Inc., Class A	(216)	(12,604)
Airlines – (0.3)%
United Continental Holdings, Inc.*	(180)	(13,118)
Banks – (4.2)%
Bank of America Corp.	(572)	(12,641)
Bank of the Ozarks, Inc.	(240)	(12,622)
Citigroup, Inc.	(212)	(12,599)
First Citizens BancShares, Inc., Class A	(36)	(12,780)
First Republic Bank	(136)	(12,531)
Home BancShares, Inc.	(456)	(12,663)
Pinnacle Financial Partners, Inc.	(184)	(12,751)
PrivateBancorp, Inc.	(232)	(12,572)
Signature Bank*	(84)	(12,617)
Sterling Bancorp	(540)	(12,636)
SVB Financial Group*	(72)	(12,359)
Synovus Financial Corp.	(308)	(12,653)
Texas Capital Bancshares, Inc.*	(160)	(12,544)
UMB Financial Corp.	(164)	(12,648)
Western Alliance Bancorp*	(256)	(12,470)
Wintrust Financial Corp.	(172)	(12,482)
Zions Bancorp	(292)	(12,568)
		(214,136)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Beverages – (0.5)%
Constellation Brands, Inc., Class A	(84)	$(12,878)
Monster Beverage Corp.*	(280)	(12,415)
		(25,293)
Capital Markets – (2.7)%
Affiliated Managers Group, Inc.*	(88)	(12,787)
Charles Schwab Corp. (The)	(320)	(12,630)
E*TRADE Financial Corp.*	(364)	(12,613)
FactSet Research Systems, Inc.	(76)	(12,421)
Goldman Sachs Group, Inc. (The)	(52)	(12,451)
Intercontinental Exchange, Inc.	(224)	(12,638)
MarketAxess Holdings, Inc.	(84)	(12,341)
Morningstar, Inc.	(172)	(12,652)
Raymond James Financial, Inc.	(184)	(12,746)
SEI Investments Co.	(256)	(12,636)
Stifel Financial Corp.*	(252)	(12,587)
		(138,502)
Construction & Engineering – (0.2)%
Jacobs Engineering Group, Inc.*	(220)	(12,540)
Consumer Finance – (1.0)%
Ally Financial, Inc.	(680)	(12,933)
OneMain Holdings, Inc.*	(576)	(12,753)
SLM Corp.*	(1,140)	(12,563)
Synchrony Financial	(348)	(12,622)
		(50,871)
Containers & Packaging – (0.7)%
Berry Plastics Group, Inc.*	(260)	(12,670)
Crown Holdings, Inc.*	(240)	(12,617)
Owens-Illinois, Inc.*	(728)	(12,674)
		(37,961)
Distributors – (0.3)%
LKQ Corp.*	(412)	(12,628)
Diversified Financial Services – (0.7)%
Berkshire Hathaway, Inc., Class B*	(76)	(12,387)
Leucadia National Corp.	(544)	(12,648)
Voya Financial, Inc.	(320)	(12,550)
		(37,585)
Diversified Telecommunication Services – (1.5)%
Level 3 Communications, Inc.*	(448)	(25,249)
SBA Communications Corp., Class A*	(244)	(25,196)
Zayo Group Holdings, Inc.*	(764)	(25,105)
		(75,550)
Electric Utilities – (3.2)%
ALLETE, Inc.	(280)	(17,973)
Alliant Energy Corp.	(476)	(18,036)
Edison International	(252)	(18,141)
Eversource Energy	(324)	(17,895)
IDACORP, Inc.	(224)	(18,043)

Investments	Number of Shares	Value
NextEra Energy, Inc.	(152)	$(18,158)
PG&E Corp.	(296)	(17,988)
Portland General Electric Co.	(416)	(18,025)
Westar Energy, Inc.	(320)	(18,032)
		(162,291)
Energy Equipment & Services – (1.7)%
Baker Hughes, Inc.	(196)	(12,734)
FMC Technologies, Inc.*	(364)	(12,933)
Halliburton Co.	(232)	(12,549)
National Oilwell Varco, Inc.	(336)	(12,580)
Oceaneering International, Inc.	(448)	(12,638)
Patterson-UTI Energy, Inc.	(468)	(12,599)
US Silica Holdings, Inc.	(224)	(12,696)
		(88,729)
Equity Real Estate Investment Trusts (REITs) – (0.5)%
American Homes 4 Rent, Class A	(612)	(12,840)
Equity Commonwealth*	(416)	(12,580)
		(25,420)
Food & Staples Retailing – (0.7)%
Casey’s General Stores, Inc.	(108)	(12,839)
Rite Aid Corp.*	(1,536)	(12,657)
Sprouts Farmers Market, Inc.*	(668)	(12,638)
		(38,134)
Food Products – (1.2)%
Blue Buffalo Pet Products, Inc.*	(528)	(12,693)
Hain Celestial Group, Inc. (The)*	(320)	(12,490)
Post Holdings, Inc.*	(156)	(12,541)
TreeHouse Foods, Inc.*	(180)	(12,994)
WhiteWave Foods Co. (The)*	(232)	(12,899)
		(63,617)
Gas Utilities – (2.4)%
Atmos Energy Corp.	(240)	(17,796)
National Fuel Gas Co.	(316)	(17,898)
New Jersey Resources Corp.	(504)	(17,892)
ONE Gas, Inc.	(280)	(17,909)
Southwest Gas Corp.	(236)	(18,082)
UGI Corp.	(388)	(17,879)
WGL Holdings, Inc.	(236)	(18,002)
		(125,458)
Health Care Equipment & Supplies – (0.5)%
Boston Scientific Corp.*	(584)	(12,632)
Intuitive Surgical, Inc.*	(20)	(12,683)
		(25,315)
Health Care Providers & Services – (0.5)%
Express Scripts Holding Co.*	(184)	(12,657)
HCA Holdings, Inc.*	(176)	(13,028)
		(25,685)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Hotels, Restaurants & Leisure – (0.7)%
Chipotle Mexican Grill, Inc.*	(32)	$(12,074)
Hyatt Hotels Corp., Class A*	(228)	(12,600)
MGM Resorts International*	(440)	(12,685)
		(37,359)
Household Durables – (0.5)%
Mohawk Industries, Inc.*	(64)	(12,780)
NVR, Inc.*	(8)	(13,352)
		(26,132)
Household Products – (0.2)%
HRG Group, Inc.*	(808)	(12,572)
Independent Power and Renewable Electricity Producers – (0.7)%
Calpine Corp.*	(1,572)	(17,968)
NRG Energy, Inc.	(1,464)	(17,949)
		(35,917)
Insurance – (1.7)%
Alleghany Corp.*	(20)	(12,162)
Brown & Brown, Inc.	(280)	(12,561)
Loews Corp.	(268)	(12,550)
Markel Corp.*	(12)	(10,854)
Primerica, Inc.	(184)	(12,724)
Reinsurance Group of America, Inc.	(100)	(12,583)
Torchmark Corp.	(172)	(12,687)
		(86,121)
Internet & Direct Marketing Retail – (1.0)%
Amazon.com, Inc.*	(16)	(11,998)
Netflix, Inc.*	(104)	(12,875)
Priceline Group, Inc. (The)*	(8)	(11,728)
TripAdvisor, Inc.*	(272)	(12,613)
		(49,214)
Internet Software & Services – (0.5)%
Alphabet, Inc., Class A*	(16)	(12,679)
Facebook, Inc., Class A*	(112)	(12,886)
		(25,565)
Machinery – (0.3)%
Middleby Corp. (The)*	(100)	(12,881)
Media – (1.2)%
Charter Communications, Inc.*	(44)	(12,669)
Discovery Communications, Inc., Class A*	(464)	(12,718)
DISH Network Corp., Class A*	(216)	(12,513)
Liberty Broadband Corp.*	(176)	(12,753)
Liberty Media Corp-Liberty Media, Class A*	(404)	(12,665)
		(63,318)
Metals & Mining – (0.5)%
AK Steel Holding Corp.*	(1,232)	(12,579)
Freeport-McMoRan, Inc.*	(956)	(12,609)
		(25,188)

Investments	Number of Shares	Value
Multiline Retail – (0.3)%
Dollar Tree, Inc.*	(164)	$(12,658)
Multi-Utilities – (2.8)%
Black Hills Corp.	(292)	(17,911)
CMS Energy Corp.	(432)	(17,980)
DTE Energy Co.	(184)	(18,126)
MDU Resources Group, Inc.	(624)	(17,952)
NiSource, Inc.	(812)	(17,978)
SCANA Corp.	(244)	(17,880)
Sempra Energy	(180)	(18,115)
Vectren Corp.	(344)	(17,940)
		(143,882)
Oil, Gas & Consumable Fuels – (9.3)%
Anadarko Petroleum Corp.	(184)	(12,830)
Antero Resources Corp.*	(532)	(12,582)
Apache Corp.	(196)	(12,440)
Cabot Oil & Gas Corp.	(540)	(12,614)
Cheniere Energy, Inc.*	(308)	(12,760)
Chesapeake Energy Corp.*	(1,800)	(12,636)
Cimarex Energy Co.	(92)	(12,503)
Concho Resources, Inc.*	(96)	(12,730)
ConocoPhillips	(252)	(12,635)
CONSOL Energy, Inc.	(688)	(12,542)
Devon Energy Corp.	(276)	(12,605)
Diamondback Energy, Inc.*	(124)	(12,531)
Energen Corp.*	(216)	(12,457)
EOG Resources, Inc.	(124)	(12,536)
EQT Corp.	(192)	(12,557)
Gulfport Energy Corp.*	(588)	(12,724)
Hess Corp.	(204)	(12,707)
Kinder Morgan, Inc.	(612)	(12,675)
Laredo Petroleum, Inc.*	(896)	(12,669)
Marathon Oil Corp.	(732)	(12,671)
Marathon Petroleum Corp.	(252)	(12,688)
Newfield Exploration Co.*	(312)	(12,636)
Noble Energy, Inc.	(328)	(12,484)
Oasis Petroleum, Inc.*	(836)	(12,657)
Parsley Energy, Inc., Class A*	(360)	(12,686)
PDC Energy, Inc.*	(172)	(12,484)
Phillips 66	(148)	(12,789)
Pioneer Natural Resources Co.	(72)	(12,965)
QEP Resources, Inc.*	(684)	(12,592)
Range Resources Corp.	(368)	(12,645)
Rice Energy, Inc.*	(588)	(12,554)
RSP Permian, Inc.*	(280)	(12,494)
SM Energy Co.	(364)	(12,551)
Southwestern Energy Co.*	(1,168)	(12,638)
Tesoro Corp.	(144)	(12,593)
Whiting Petroleum Corp.*	(1,052)	(12,645)
World Fuel Services Corp.	(276)	(12,671)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
WPX Energy, Inc.*	(868)	$(12,647)
		(479,823)
Paper & Forest Products – (0.2)%
Louisiana-Pacific Corp.*	(652)	(12,342)
Personal Products – (0.2)%
Edgewell Personal Care Co.*	(172)	(12,554)
Professional Services – (0.2)%
Verisk Analytics, Inc.*	(152)	(12,338)
Real Estate Management & Development – (1.0)%
CBRE Group, Inc., Class A*	(404)	(12,722)
Howard Hughes Corp. (The)*	(112)	(12,779)
Jones Lang LaSalle, Inc.	(124)	(12,529)
Realogy Holdings Corp.	(492)	(12,659)
		(50,689)
Road & Rail – (0.3)%
Old Dominion Freight Line, Inc.*	(148)	(12,697)
Software – (0.5)%
Adobe Systems, Inc.*	(124)	(12,766)
salesforce.com, Inc.*	(184)	(12,596)
		(25,362)
Specialty Retail – (1.2)%
AutoZone, Inc.*	(16)	(12,637)
Burlington Stores, Inc.*	(144)	(12,204)
CarMax, Inc.*	(196)	(12,620)
O’Reilly Automotive, Inc.*	(44)	(12,250)
Ulta Salon Cosmetics & Fragrance, Inc.*	(48)	(12,237)
		(61,948)
Textiles, Apparel & Luxury Goods – (0.3)%
Lululemon Athletica, Inc.*	(196)	(12,738)
Thrifts & Mortgage Finance – (0.5)%
MGIC Investment Corp.*	(1,236)	(12,595)
Radian Group, Inc.	(700)	(12,586)
		(25,181)

Investments	Number of Shares	Value
Trading Companies & Distributors – (0.5)%
HD Supply Holdings, Inc.*	(296)	$(12,583)
United Rentals, Inc.*	(120)	(12,670)
		(25,253)
Water Utilities – (0.7)%
American Water Works Co., Inc.	(248)	(17,945)
Aqua America, Inc.	(596)	(17,904)
		(35,849)
Wireless Telecommunication Services – (0.5)%
Telephone & Data Systems, Inc.	(872)	(25,175)
Total Common Stocks (Proceeds $(2,387,173))		(2,508,193)
Master Limited Partnership – (0.2)%
Oil, Gas & Consumable Fuels – (0.2)%
Boardwalk Pipeline Partners LP (Proceeds $(12,491))	(728)	(12,638)
Total Short Positions (Proceeds $(2,399,664))		(2,520,831)
Total Investments — 49.2% (Cost $2,324,509)		2,530,327
Other Assets Less Liabilities — 50.8%		2,611,844
Net Assets — 100.0%		$5,142,171
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,200,403.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$420,928
Aggregate gross unrealized depreciation	(288,687)
Net unrealized appreciation	$132,241
Federal income tax cost of investments	$2,398,086

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2016 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$1,988,423	$2,351,848	$1,882,510	$8,887,644	$5,051,158
Cash	874,693	400,757	426,170	3,747,824	319,353
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	250,000	—
Segregated cash balance with broker for securities sold short (Note 2)	1,400,527	2,308,766	1,716,763	5,525,618	2,157,692
Unrealized appreciation on swap agreements	44,704	48,912	55,966	193,758	—
Receivables:
Securities sold	671,602	280,952	149,344	1,534,243	1,713,220
Dividends and interest	4,612	5,548	5,409	28,145	17,668
Investment adviser (Note 4)	23,835	23,725	29,771	21,020	13,901
Prepaid expenses	5,866	5,866	5,866	5,866	2,792
Total Assets	5,014,262	5,426,374	4,281,799	20,194,118	9,275,784
LIABILITIES
Securities sold short, at value(2)	1,957,388	2,381,673	1,843,860	8,779,082	2,520,831
Unrealized depreciation on swap agreements	59,934	22,539	56,626	102,953	—
Payables:
Securities purchased	686,688	250,603	137,823	1,395,289	1,595,420
Trustees fees	1,982	1,982	1,982	1,982	1,982
Dividends on securities sold short	3,356	3,857	3,535	9,324	2,476
Accrued expenses and other liabilities	33,176	27,108	27,950	41,648	12,904
Total Liabilities	2,742,524	2,687,762	2,071,776	10,330,278	4,133,613
Net Assets	$2,271,738	$2,738,612	$2,210,023	$9,863,840	$5,142,171
NET ASSETS CONSIST OF:
Paid-in capital	$3,124,128	$3,893,700	$3,689,043	$24,832,072	$5,005,269
Accumulated undistributed net investment income (loss)	(59,692)	(12,174)	(32,546)	(63,249)	(24,628)
Accumulated undistributed net realized gain (loss)	(1,003,257)	(1,219,968)	(1,470,701)	(15,363,507)	(44,288)
Net unrealized appreciation (depreciation) on:
Investments	149,045	94,748	114,336	353,914	326,985
Securities sold short	76,744	(44,067)	(89,449)	13,805	(121,167)
Swap agreements	(15,230)	26,373	(660)	90,805	—
Net Assets	$2,271,738	$2,738,612	$2,210,023	$9,863,840	$5,142,171
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	100,001	100,000	100,001	500,001	200,004
Net Asset Value	$22.72	$27.39	$22.10	$19.73	$25.71
(1) Investments in securities, at cost	$1,839,378	$2,257,100	$1,768,174	$8,533,730	$4,724,173
(2) Securities sold short, proceeds	2,034,132	2,337,606	1,754,411	8,792,887	2,399,664

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended December 31, 2016 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$21,443	$22,752	$18,768	$146,634	$112,284
Special dividends	3,028	—	854	12,146	—
Foreign withholding tax on dividends	(11)	(7)	—	(103)	—
Total Investment Income	24,460	22,745	19,622	158,677	112,284
EXPENSES
Dividends on securities sold short	18,200	14,413	21,466	94,961	10,161
Interest on securities sold short	—	—	—	2,765	217
Investment management fees (Note 4)	6,770	5,466	5,446	38,055	10,448
Professional fees	30,444	30,444	37,685	30,578	30,444
Custody fees	9,937	4,536	3,992	23,241	2,424
Index fees	6,302	6,302	6,302	6,302	7,562
CCO fees	5,294	5,294	5,294	5,294	5,294
Treasurer fees	3,777	3,777	3,777	3,777	3,777
Listing fees	2,521	2,521	2,521	2,521	2,521
Accounting fees	16,402	16,367	16,483	16,451	1,477
Trustees fees	3,932	3,932	3,932	3,932	3,932
Administration fees (Note 5)	32,767	32,767	32,767	32,767	571
Other fees	4,720	4,459	4,466	5,397	4,492
Total Expenses before Adjustments	141,066	130,278	144,131	266,041	83,320
Less: waivers and/or reimbursements by Adviser (Note 4)	(106,429)	(102,744)	(109,899)	(99,538)	(54,396)
Less: other fees waived (Note 6)	(375)	(375)	(375)	(375)	(375)
Total Expenses after Adjustments	34,262	27,159	33,857	166,128	28,549
Net Investment Income (Loss)	(9,802)	(4,414)	(14,235)	(7,451)	83,735
NET REALIZED GAIN (LOSS) ON:
Investments in securities	98,718	27,419	40,087	547,324	207,341
In-kind redemptions of investments	105,740	99,306	—	1,446,420	—
Securities sold short	(218,450)	(113,902)	(30,622)	(1,837,548)	(71,135)
Swap agreements	2,248	(2,356)	(351)	134,380	—
Net Realized Gain (Loss)	(11,744)	10,467	9,114	290,576	136,206
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(111,218)	193,682	180,874	(1,621,924)	102,638
Securities sold short	(298,190)	29,601	(110,495)	(1,078,534)	(91,346)
Swap agreements	(62,708)	43,930	8,281	(357,247)	—
Net Change in Unrealized Appreciation (Depreciation)	(472,116)	267,213	78,660	(3,057,705)	11,292
Net Realized and Unrealized Gain (Loss)	(483,860)	277,680	87,774	(2,767,129)	147,498
Net Increase (Decrease) in Net Assets Resulting from Operations	$(493,662)	$273,266	$73,539	$(2,774,580)	$231,233

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
OPERATIONS
Net investment income (loss)	$(9,802)	$(100,254)	$(4,414)	$(23,651)
Net realized gain (loss)	(11,744)	(491,951)	10,467	71,444
Net change in unrealized appreciation (depreciation)	(472,116)	487,044	267,213	(301,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	(493,662)	(105,161)	273,266	(253,720)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	11,003,744	1,335,328	—
Cost of shares redeemed	(1,243,469)	(8,139,269)	(1,211,931)	—
Net Increase (Decrease) from Capital Transactions	(1,243,469)	2,864,475	123,397	—
Total Increase (Decrease) in Net Assets	(1,737,131)	2,759,314	396,663	(253,720)
NET ASSETS
Beginning of period	$4,008,869	$1,249,555	$2,341,949	$2,595,669
End of Period	$2,271,738	$4,008,869	$2,738,612	$2,341,949
Accumulated undistributed net investment income (loss) included in end of period net assets	$(59,692)	$(49,890)	$(12,174)	$(7,760)
SHARE TRANSACTIONS
Beginning of period	150,001	50,001	100,000	100,000
Shares issued in-kind	—	400,000	50,000	—
Shares redeemed in-kind	(50,000)	(300,000)	(50,000)	—
Shares Outstanding, End of Period	100,001	150,001	100,000	100,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
OPERATIONS
Net investment income (loss)	$(14,235)	$(43,992)	$(7,451)	$(169,961)
Net realized gain (loss)	9,114	(342,046)	290,576	(3,437,127)
Net change in unrealized appreciation (depreciation)	78,660	45,222	(3,057,705)	3,451,095
Net Increase (Decrease) in Net Assets Resulting from Operations	73,539	(340,816)	(2,774,580)	(155,993)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	1,118,843	1,079,147	191,641,377
Cost of shares redeemed	—	(1,083,614)	(15,233,387)	(168,560,710)
Net Increase (Decrease) from Capital Transactions	—	35,229	(14,154,240)	23,080,667
Total Increase (Decrease) in Net Assets	73,539	(305,587)	(16,928,820)	22,924,674
NET ASSETS
Beginning of period	$2,136,484	$2,442,071	$26,792,660	$3,867,986
End of Period	$2,210,023	$2,136,484	$9,863,840	$26,792,660
Accumulated undistributed net investment income (loss) included in end of period net assets	$(32,546)	$(18,311)	$(63,249)	$(55,798)
SHARE TRANSACTIONS
Beginning of period	100,001	100,001	1,150,001	200,001
Shares issued	—	—	—	100,000
Shares issued in-kind	—	50,000	50,000	9,000,000
Shares redeemed in-kind	—	(50,000)	(700,000)	(8,150,000)
Shares Outstanding, End of Period	100,001	100,001	500,001	1,150,001
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares Hedged Dividend Income Fund
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
OPERATIONS
Net investment income (loss)	$83,735	$128,817
Net realized gain (loss)	136,206	(86,403)
Net change in unrealized appreciation (depreciation)	11,292	375,550
Net Increase (Decrease) in Net Assets Resulting from Operations	231,233	417,964
DISTRIBUTIONS
Net investment income	(82,704)	(124,435)
Net realized gain	(120,954)	(59,979)
Total Distributions	(203,658)	(184,414)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,299,796	—
Net Increase (Decrease) from Capital Transactions	1,299,796	—
Total Increase (Decrease) in Net Assets	1,327,371	233,550
NET ASSETS
Beginning of period	$3,814,800	$3,581,250
End of Period	$5,142,171	$3,814,800
Accumulated undistributed net investment income (loss) included in end of period net assets	$(24,628)	$(25,659)
SHARE TRANSACTIONS
Beginning of period	150,004	150,004
Shares issued in-kind	50,000	—
Shares Outstanding, End of Period	200,004	150,004
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE
Investment Operations	Distributions
Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Transaction fees	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/16 (Unaudited)	$26.73	$(0.09)	$(3.92)	$—	$(4.01)	$—	$—	$—	$—	$22.72
Year ended June 30, 2016	24.99	(0.63)	2.37	(8)	—	1.74	—	—	—	—	26.73
Year ended June 30, 2015	24.86	(0.55)	0.68	(9)	—	0.13	—	—	—	—	24.99
Year ended June 30, 2014	23.93	(0.68)	1.61	—	0.93	—	—	—	—	24.86
Year ended June 30, 2013	25.35	(0.43)	(0.99)	—	(1.42)	—	—	—	—	23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)	1.25	—	0.97	—	(0.61)	(0.01)	(0.62)	25.35
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/16 (Unaudited)	23.42	(0.05)	4.02	—	(10)	3.97	—	—	—	—	27.39
Year ended June 30, 2016	25.96	(0.24)	(2.30)	—	(2.54)	—	—	—	—	23.42
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(9)	—	(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31)	1.61	—	1.30	—	—	—	—	28.15
Year ended June 30, 2013	24.02	(0.14)	3.68	—	3.54	—	(0.71)	—	(0.71)	26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)	—	(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/16 (Unaudited)	21.36	(0.14)	0.88	—	0.74	—	—	—	—	22.10
Year ended June 30, 2016	24.42	(0.44)	(2.62)	—	(3.06)	—	—	—	—	21.36
Year ended June 30, 2015	25.67	(0.51)	(0.74	)(9)	—	(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56)	0.79	—	0.23	—	—	—	—	25.67
Year ended June 30, 2013	24.88	(0.47)	1.03	—	0.56	—	—	—	—	25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46	—	0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/16 (Unaudited)	23.30	(0.01)	(3.56)	—	(10)	(3.57)	—	—	—	—	19.73
Year ended June 30, 2016	19.34	(0.13)	4.09	(8)	—	3.96	—	—	—	—	23.30
Year ended June 30, 2015	19.30	(0.13)	0.17	(8)(9)	—	0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15)	(1.63)	—	(1.78)	—	—	—	—	19.30
Year ended June 30, 2013	23.77	(0.05)	(2.64)	—	(2.69)	—	—	(10)	—	—	(10)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(8)	—	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
QuantShares Hedged Dividend Income Fund
For the six months ended 12/31/16 (Unaudited)	25.43	0.52	0.83	—	(10)	1.35	(0.47)	(0.60)	—	(1.07)	25.71
Year ended June 30, 2016	23.87	0.86	1.93	—	2.79	(0.83)	(0.40)	—	(1.23)	25.43
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	—	(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(9)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(10)	Per share amount is less than $0.01.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursement excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/16 (Unaudited)	1.18%	2.53%	10.40%	(0.72)%	(8.60)%	(0.95)%	$(0.12)	(15.00)%		(14.93)%	83%	188%	$2,272
Year ended June 30, 2016	1.49	3.67	7.77	(2.34)	(6.44)	(2.37)	(0.63)	6.96		7.01	210	647	4,009
Year ended June 30, 2015	1.49	3.43	22.80	(2.24)	(21.62)	(2.24)	(0.55)	0.52	(9)	0.36	196	398	1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)	(21.52)	(2.71)	(0.68)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70)	(7.04)	(1.50)	(0.38)	(5.60)		(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)	(4.17)	(1.42)	(0.28)	4.04		4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/16 (Unaudited)	1.16	2.48	11.88	(0.40)	(9.80)	(0.40)	(0.05)	16.95		17.01	46	145	2,739
Year ended June 30, 2016	1.49	3.05	10.14	(0.95)	(8.03)	(0.97)	(0.24)	(9.78)		(10.38)	95	195	2,342
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)	(9.96)	(1.45)	(0.39)	(7.78	)(9)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13)	(17.43)	(1.06)	(0.29)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55)	(3.28)	(0.72)	(0.18)	15.09		15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)	(2.81)	(0.46)	(0.09)	(1.70)		(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/16 (Unaudited)	1.13	3.10	13.19	(1.30)	(11.40)	(1.38)	(0.15)	3.46		3.20	38	54	2,210
Year ended June 30, 2016	1.49	3.72	11.78	(1.97)	(10.03)	(2.01)	(0.44)	(12.53)		(12.79)	113	197	2,136
Year ended June 30, 2015	1.49	3.67	18.26	(2.08)	(16.67)	(2.15)	(0.53)	(4.87	)(9)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19)	(16.82)	(2.25)	(0.58)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)	(4.42)	(1.89)	(0.47)	2.25		2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)	(3.90)	(1.94)	(0.40)	0.28		0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/16 (Unaudited)	0.90	2.18	3.49	(0.10)	(1.41)	(0.26)	(0.03)	(15.32)		(15.28)	43	112	9,864
Year ended June 30, 2016	0.99	2.71	3.13	(0.61)	(1.03)	(0.84)	(0.18)	20.48		20.48	168	974	26,793
Year ended June 30, 2015	0.99	2.39	8.01	(0.65)	(6.27)	(0.68)	(0.14)	0.21	(9)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74)	(5.66)	(0.78)	(0.15)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22)	(0.74)	(0.07)	(0.01)	(11.31)		(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11	(2.41)	0.11	0.02	(3.21)		(3.13)	68	207	9,506
QuantShares Hedged Dividend Income Fund
For the six months ended 12/31/16 (Unaudited)	0.87	1.36	3.98	4.00	1.38	4.00	0.52	5.35		5.43	57	87	5,142
Year ended June 30, 2016	0.99	1.75	5.31	3.61	0.06	3.60	0.85	12.21		11.84	130	192	3,815
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89	(4.43)	1.89	0.21	(4.02)		(3.74)	50	74	3,581

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2016 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2016 for each fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,988,423	$44,704	$—	$2,033,127
Liabilities:	(1,957,388)	(59,934)	—	(2,017,322)
Totals:	$31,035	$(15,230)	$—	$15,805
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,351,848	$48,912	$—	$2,400,760
Liabilities:	(2,381,673)	(22,539)	—	(2,404,212)
Totals:	$(29,825)	$26,373	$—	$(3,452)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,882,510	$55,966	$—	$1,938,476
Liabilities:	(1,843,860)	(56,626)	—	(1,900,486)
Totals:	$38,650	$(660)	$—	$37,990
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$8,887,644	$193,758	$—	$9,081,402
Liabilities:	(8,779,082)	(102,953)	—	(8,882,035)
Totals:	$108,562	$90,805	$—	$199,367
QuantShares Hedged Dividend Income Fund
Assets:	$5,051,158	$—	$—	$5,051,158
Liabilities:	(2,520,831)	—	—	(2,520,831)
Totals:	$2,530,327	$—	$—	$2,530,327
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

For the period ended December 31, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2016, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended December 31, 2016:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$342,284	$(373,402)
QuantShares U.S. Market Neutral Value Fund	309,724	(299,345)
QuantShares U.S. Market Neutral Size Fund	322,248	(359,129)
QuantShares U.S. Market Neutral Anti-Beta Fund	1,801,617	(1,470,271)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of December 31, 2016
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$44,704	$59,934
QuantShares U.S. Market Neutral Value Fund			48,912	22,539
QuantShares U.S. Market Neutral Size Fund			55,966	56,626
QuantShares U.S. Market Neutral Anti-Beta Fund			193,758	102,953

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2016
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$2,248	$(62,708)
QuantShares U.S. Market Neutral Value Fund		(2,356)	43,930
QuantShares U.S. Market Neutral Size Fund		(351)	8,281
QuantShares U.S. Market Neutral Anti-Beta Fund		134,380	(357,247)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2016 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions — Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until November 13, 2017 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 0.75% of average daily net assets (“Expense Cap”) for each Fund.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Prior to October 5, 2016, the Operating Expenses limit based on each Fund’s average daily net assets were as follows:

Fund	Expense Limitation
QuantShares U.S. Market Neutral Momentum Fund	1.49%
QuantShares U.S. Market Neutral Value Fund	1.49%
QuantShares U.S. Market Neutral Size Fund	1.49%
QuantShares U.S. Market Neutral Anti-Beta Fund	1.49%
QuantShares Hedged Dividend Income Fund	0.99%

For the period ended December 31, 2016, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$6,770	$99,659
QuantShares U.S. Market Neutral Value Fund	5,466	97,278
QuantShares U.S. Market Neutral Size Fund	5,446	104,453
QuantShares U.S. Market Neutral Anti-Beta Fund	38,055	61,483
QuantShares Hedged Dividend Income Fund	10,448	43,948

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limit of 0.75% of average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the period ended December 31, 2016, none of the Funds repaid expenses to the Adviser. As of December 31, 2016, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2017	2018	2019	2020
QuantShares U.S. Market Neutral Momentum Fund	$116,823	$237,217	$174,771	$106,412	$635,223
QuantShares U.S. Market Neutral Value Fund	116,882	215,496	175,557	102,744	610,679
QuantShares U.S. Market Neutral Size Fund	116,713	237,500	179,271	109,897	643,381
QuantShares U.S. Market Neutral Anti-Beta Fund	107,094	219,584	—	76,166	402,844
QuantShares Hedged Dividend Income Fund	—	94,840	125,826	54,396	275,062

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

Fund	Six Months Ended December 31, 2016
QuantShares U.S. Market Neutral Value Fund	$139
QuantShares U.S. Market Neutral Anti-Beta Fund	1,159
QuantShares Hedged Dividend Income Fund	1

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

8. Investment Transactions

For the period ended December 31, 2016, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$2,121,823	$4,242,578	$2,688,364	$2,109,707
QuantShares U.S. Market Neutral Value Fund	852,698	1,836,935	942,738	2,106,323
QuantShares U.S. Market Neutral Size Fund	714,679	305,415	896,635	200,233
QuantShares U.S. Market Neutral Anti-Beta Fund	6,144,209	26,160,450	8,624,505	7,219,078
QuantShares Hedged Dividend Income Fund	2,389,929	1,240,599	2,684,810	1,762,718

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2016, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$1,106,464	$105,740
QuantShares U.S. Market Neutral Value Fund	1,035,139	99,306
QuantShares U.S. Market Neutral Anti-Beta Fund	13,952,021	1,446,420

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2016, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Value Fund	$1,125,101
QuantShares U.S. Market Neutral Anti-Beta Fund	950,530
QuantShares Hedged Dividend Income Fund	1,289,987

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities where there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For the QuantShares Hedged Dividend Income Fund, high dividend investing entails a risk that a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large Capitalization Securities Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its NAV by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk:  The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk:  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, the Funds will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk:  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Single Factor Risk:  Each Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment a Fund is not a complete investment program.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2016

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2016

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$850.00	$11.80	2.53%
Hypothetical	$1,000.00	$1,012.45	$12.83	2.53%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$1,169.50	$13.56	2.48%
Hypothetical	$1,000.00	$1,012.70	$12.58	2.48%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$1,034.60	$15.90	3.10%
Hypothetical	$1,000.00	$1,009.58	$15.70	3.10%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$846.80	$10.15	2.18%
Hypothetical	$1,000.00	$1,014.22	$11.07	2.18%
QuantShares Hedged Dividend Income Fund
Actual	$1,000.00	$1,053.50	$7.04	1.36%
Hypothetical	$1,000.00	$1,018.35	$6.92	1.36%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the QuantShares Funds’ website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche
William DeRoche
President
March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche
William DeRoche
President
March 9, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 9, 2017